    As filed with the Securities and Exchange Commission on December 4, 2003
                                                             File No. 333-69327
                                                                      811-04613

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-6

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

      Pre-Effective Amendment No.                                     [ ]
                                   ----
      Post-Effective Amendment No.  8                                 [X]
                                   ----

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

      Amendment No.  17                                               [X]
                   ----

                        FORTIS BENEFITS INSURANCE COMPANY
                               VARIABLE ACCOUNT C
                           (Exact Name of Registrant)

                        FORTIS BENEFITS INSURANCE COMPANY
                               (Name of Depositor)

                              500 Bielenberg Drive
                            Woodbury, Minnesota 55125
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                 P. O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

    ___  immediately upon filing pursuant to paragraph (b) of Rule 485
    _X_  on December 15, 2003 pursuant to paragraph (b) of Rule 485
    ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ___  on _______, pursuant to paragraph (a)(1) of Rule 485
    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

FORTIS WALL STREET SERIES VUL
FLEXIBLE PREMIUM INDIVIDUAL VARIABLE LIFE INSURANCE POLICIES
VARIABLE ACCOUNT C
FORTIS BENEFITS INSURANCE COMPANY
MAILING ADDRESS:                                       STREET ADDRESS:
P.O. BOX 64284                                         500 BIELENBERG DRIVE
ST. PAUL, MN 55164                                     WOODBURY, MN 55125
TELEPHONE: 1-800-800-2000 EXT. 3028

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Fortis Wall Street Series VUL. Please read it carefully.

Fortis Wall Street Series VUL is a flexible premium variable life insurance policy. It is:

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------

PROSPECTUS DATED: DECEMBER 15, 2003

2                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     3
----------------------------------------------------------------------
FEE TABLES                                                        4
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Fortis Benefits Insurance Company                               7
----------------------------------------------------------------------
  Variable Account C                                              7
----------------------------------------------------------------------
  The Funds                                                       7
----------------------------------------------------------------------
  The Fixed Account                                               9
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                            9
----------------------------------------------------------------------
YOUR POLICY                                                      11
----------------------------------------------------------------------
PREMIUMS                                                         13
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 14
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              15
----------------------------------------------------------------------
LOANS                                                            15
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          16
----------------------------------------------------------------------
TAXES                                                            17
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                21
----------------------------------------------------------------------
OTHER INFORMATION                                                21
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        22
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              23
----------------------------------------------------------------------

FORTIS BENEFITS INSURANCE COMPANY                                              3
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You select one of two death benefit options:

 -  Level Option ("Option A"): The death benefit equals the current Face Amount.

 - Return of Policy Value Option ("Option B"): The death benefit is the current Face Amount plus the Policy Value of your policy.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

DEATH BENEFIT GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Death Benefit Guarantee your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Death Benefit Guarantee feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.

INVESTMENT OPTIONS -- You may invest in a variety of investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premiums any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. A longer period is provided in some states.

WITHDRAWALS AND SURRENDER -- You may take money out of your policy once per year after the first policy year, subject to certain minimums. You may also surrender your policy in full. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. You should read the prospectuses for the Funds for information about the risks of each investment option.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period because surrenders may be subject to a surrender charge. The surrender charge is proportionally higher during the early years of the policy, and may more than offset any increase in Policy Value.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per year after the first policy year. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Policy Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. See "Taxes."

4                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
Premium Tax Charge      When you pay premium.     Maximum Charge:
                                                  2.5% of each premium payment
                                                  Current Charge:
                                                  0.0% of each premium payment
Surrender Charges       When you partially or     Maximum Charge:
                        fully surrender your      $40.00 per $1,000 of Face Amount
                        policy, or your policy    surrendered
                        lapses, during the
                        first 14 policy years,
                        or during the 14 years
                        after any requested
                        increase in Face
                        Amount.
Transaction Fee         When you make a           Maximum Charge:
                        withdrawal or a           $25 per transaction
                        transfer between          Current Charge:
                        investment options.       $0 per transaction
Loan Interest Rate      Monthly if you have       7.0% annually
(1)                     taken a loan on your
                        policy.

(1) Loan Accounts are credited with interest at an annual rate of 4.0%.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
Cost of Insurance       Monthly.                  Minimum Charge:
Charges (1)                                       $0.39 per $1,000 of amount at
                                                  risk for a female, issue age 4,
                                                  during the 8th policy year for a
                                                  $10 million Face Amount.
                                                  Maximum Charge:
                                                  $1,000 per $1,000 of amount at
                                                  risk at attained age 100.
                                                  Charge for representative
                                                  insured:
                                                  $1.52 per $1,000 of amount at
                                                  risk for a male, issue age 35,
                                                  preferred non-smoker, for a
                                                  $150,000 Face Amount.
Monthly                 Monthly.                  Maximum Charge:
Administrative Charge                             $11.50 plus $0.13 per $1,000 of
                                                  Face Amount
                                                  Current Charge:
                                                  $5.00 per month
Asset Based Monthly     Monthly.                  Maximum Charge:
Charge                                            1.2% of Policy Value invested in
                                                  the Sub-Accounts
Death Benefit           Monthly.                  Maximum Charge:
Guarantee Charge                                  $0.06 per $1,000 of Face Amount
                                                  for the guarantee period that
                                                  lasts until age 85.
Waiver of Selected      Monthly.                  Minimum Charge:
Amount Rider (2)                                  $2.33 per $100 of selected
                                                  amount for an insured age 18-37.
                                                  Maximum Charge:
                                                  $24.10 per $100 of selected
                                                  amount for an insured age 59.
                                                  Charge for representative
                                                  insured:
                                                  $2.33 per $100 of selected
                                                  amount for an insured age 35.
Waiver of Monthly       Monthly.                  Minimum Charge:
Deduction Rider (3)                               $0.07 per $1,000 of death
                                                  benefit for a non-smoker age 15.
                                                  Maximum Charge:
                                                  $6.32 per $1,000 of death
                                                  benefit for a smoker, age 59.
                                                  Charge for representative
                                                  insured:
                                                  $0.13 per $1,000 of death
                                                  benefit for an insured age 35.

FORTIS BENEFITS INSURANCE COMPANY                                              5
--------------------------------------------------------------------------------


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
Additional Insured      Monthly.                  Minimum Charge:
Rider (4)                                         $0.35 per $1,000 of benefit for
                                                  a female, issue age 0, during
                                                  the first policy year.
                                                  Maximum Charge:
                                                  $326.09 per $1,000 of benefit
                                                  for a male smoker, attained age
                                                  94.
                                                  Charge for representative
                                                  insured:
                                                  $0.84 per $1,000 of benefit for
                                                  a female, issue age 35,
                                                  preferred non-smoker, during the
                                                  first policy year.
Primary Insured         Monthly.                  Minimum Charge:
Rider (4)                                         $0.22 per $1,000 of benefit for
                                                  a female, issue age 0, during
                                                  the first policy year.
                                                  Maximum Charge:
                                                  $326.09 per $1,000 of benefit
                                                  for a male smoker, attained age
                                                  94.
                                                  Charge for representative
                                                  insureds:
                                                  $0.98 per $1,000 of benefit for
                                                  a male, issue age 35, preferred
                                                  non-smoker, during the first
                                                  policy year.
Cost of Living                                    No charge.
Adjustment Rider
Child Insurance Rider   Monthly.                  Maximum and Current Charge:
                                                  $6.00 per $1,000 of benefit
Accelerated Benefit     When benefit is           Maximum Charge:
Rider                   exercised. The charge     10% interest discount plus $300
                        is an interest            Current Charge:
                        discount, which is a      5.27% interest discount plus
                        present value             $100
                        calculation, of the
                        accelerated benefit
                        plus an administrative
                        charge

(1) The cost of insurance charge varies based on individual characteristics of amount at risk, gender, age, policy year, underwriting class, and Face Amount. At any time the "amount at risk" is the death benefit reduced by a factor less the Policy Value. For substandard risks such as aviation, the charge includes a flat dollar amount per $1,000 of Face Amount. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial adviser or by calling us at 1-800-800-2000 ext. 3028.

(2) This charge varies based on individual characteristics of the selected amount to be waived, and the age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial adviser or by calling us at 1-800-800-2000 ext. 3028.

(3) This charge varies based on individual characteristics of the amount of death benefit, underwriting class, and age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial adviser or by calling us at 1-800-800-2000 ext. 3028.

(4) This charge varies based on individual characteristics of the amount of death benefit of the rider, underwriting class, policy year, and age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial adviser or by calling us at 1-800-800-2000 ext. 3028.

6                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)          0.44%      1.05%
---------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES
                            AS OF DECEMBER 31, 2002
                        (As a percentage of net assets)


                                                                                      TOTAL FUND
                                                              MANAGEMENT    OTHER     OPERATING
                                                                 FEES      EXPENSES    EXPENSES
------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                      0.63%       0.04%       0.67%
------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock HLS Fund                               0.88%       0.04%       0.92%
------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                          0.47%       0.04%       0.51%
------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                          0.64%       0.05%       0.69%
------------------------------------------------------------------------------------------------
Hartford Capital Opportunities HLS Fund                         0.90%       0.15%       1.05%
------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                0.74%       0.07%       0.81%
------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund                            0.75%       0.04%       0.79%
------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                          0.62%       0.04%       0.66%
------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                    0.78%       0.04%       0.82%
------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                         0.40%       0.04%       0.44%
------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                   0.72%       0.09%       0.81%
------------------------------------------------------------------------------------------------
Hartford International Stock HLS Fund                           0.85%       0.12%       0.97%
------------------------------------------------------------------------------------------------
Hartford Large Cap Growth HLS Fund                              0.90%       0.05%       0.95%
------------------------------------------------------------------------------------------------
Hartford Mid Cap Stock HLS Fund                                 0.90%       0.07%       0.97%
------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                  0.45%       0.04%       0.49%
------------------------------------------------------------------------------------------------
Hartford Multisector Bond HLS Fund                              0.75%       0.08%       0.83%
------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                               0.64%       0.05%       0.69%
------------------------------------------------------------------------------------------------
Hartford Small Cap Value HLS Fund                               0.87%       0.05%       0.92%
------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                         0.46%       0.03%       0.49%
------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                    0.46%       0.03%       0.49%
------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                           0.69%       0.04%       0.73%
------------------------------------------------------------------------------------------------

FORTIS BENEFITS INSURANCE COMPANY                                              7
--------------------------------------------------------------------------------

ABOUT US

FORTIS BENEFITS INSURANCE COMPANY


Fortis Benefits Insurance Company ("Fortis") is the issuer of the contracts. Fortis is a Minnesota corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York. Fortis is an indirectly wholly owned subsidiary of Fortis, Inc., which is itself indirectly owned 50% by Fortis N.V. and 50% by Fortis (SA/NV). Fortis, Inc. manages the United States operations for these two companies. Fortis, Inc. the ultimate parent of Fortis Benefits Insurance Compay has initiated the process with the Securities and Exchange Commission for an initial public offering of its common stock.


Fortis N.V. is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis (SA/NV) is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis N.V. and Fortis (SA/NV) have merged their operating companies under the trade name of Fortis. The Fortis group of companies is active in insurance, banking, financial services, and real estate development in the Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim.

On April 1, 2001, Fortis, Inc., the parent company of Fortis entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Fortis under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                FORTIS' RATINGS

                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             3/11/03       A     Financial Strength
------------------------------------------------------------------------------------------------

These ratings apply to Fortis' ability to meet its obligations under the policy such as the death benefit. The ratings do not apply to the investment performance of the Separate Account or the underlying Funds.

VARIABLE ACCOUNT C

The Sub-Accounts are subdivisions of our separate account, called Variable Account C. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. Our other assets are utilized to pay you insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any of our other liabilities.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are described in the prospectuses for the Funds, which are attached to this Prospectus, and the Funds' Statements of Additional Information. YOU MAY ORDER A FUND'S STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE BY CALLING US AT 1-800-800-2000 EXTENSION 3028. You should read the following investment objectives and the prospectuses for each of the Funds listed below for detailed information about each Fund before investing. The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BLUE CHIP STOCK HLS FUND -- Seeks long-term growth of capital. Current income is a secondary objective. Sub-advised by T. Rowe Price Associates, Inc.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD CAPITAL OPPORTUNITIES HLS FUND -- Seeks capital appreciation. Sub-advised by Massachusetts Financial Services Company.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.


HARTFORD DISCIPLINED EQUITY HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management.


HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by HIMCO.

8                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL STOCK HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Lazard Asset Management.

HARTFORD LARGE CAP GROWTH HLS FUND -- Seeks long-term growth of capital. Sub-advised by Alliance Capital Management L.P.

HARTFORD MID CAP STOCK HLS FUND -- Seeks total investment returns, including capital appreciation and income that consistently outperform the Standard & Poor's 400 MidCap Index ("S&P MidCap"). Sub-advised by The Dreyfus Corporation.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MULTISECTOR BOND HLS FUND -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Sub-advised by A I M Capital Management, Inc.

HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington.

HARTFORD SMALL CAP VALUE HLS FUND -- Seeks short-term capital appreciation. Sub-advised by Janus Capital Management, LLC.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing a high level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington.

INVESTMENT ADVISERS -- Hartford Series Fund, Inc. is a Maryland Corporation registered with the Securities and Exchange Commission as an as an open-end management investment company. Hartford HLS Funds are sponsored and administered by Hartford. Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Index HLS Fund and Hartford Money Market HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc.

Hartford HLS Series Fund II, Inc. is a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford U.S. Government Securities HLS Fund, Hartford Multisector Bond HLS Fund, Hartford International Stock HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Large Cap Growth HLS Fund, Hartford Mid Cap Stock HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Small Cap Value HLS Fund and Hartford SmallCap Growth HLS Fund are series of the Hartford HLS Series Fund
II, Inc.

HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to the Funds.


Hartford Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Advisers HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund and Hartford Stock HLS Fund are sub-advised by Wellington Management Company, LLP ("Wellington").


Hartford Money Market HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Bond HLS Fund, Hartford High Yield HLS Fund, and Hartford Index HLS Fund are sub-advised by Hartford Investment Management Company ("HIMCO").

Hartford Multisector Bond HLS Fund is sub-advised by A I M Capital Management, Inc.

Hartford International Stock HLS Fund is sub-advised by Lazard Asset Management.

Hartford Blue Chip Stock HLS Fund is sub-advised by T. Rowe Price
Associates, Inc.

Hartford Capital Opportunities HLS Fund is sub-advised by Massachusetts Financial Services Company.

Hartford Large Cap Growth HLS Fund is sub-advised by Alliance Capital Management L.P.

Hartford Mid Cap Stock HLS Fund is sub-advised by The Dreyfus Corporation.

Hartford Small Cap Value HLS Fund is sub-advised by Janus Capital Management, LLC. which has contracted with Perkins, Wolf, McDonnell & Company to provide day-to-day investment management for the Series.

The shares of certain Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to

FORTIS BENEFITS INSURANCE COMPANY                                              9
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one or more of these other separate accounts investing in any one of the Funds.
In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 4% per year. We are not obligated to, but may, credit more than 4% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 4%.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we may deduct a percentage from your premium for a premium tax charge. The amount allocated after the deductions is called your Net Premium.

PREMIUM TAX CHARGE -- The current premium tax charge is 0.0% of premium, and the maximum premium tax charge that we may assess is 2.5% of premium. This charge reimburses us for premium and other taxes we may have to pay in connection with the policies.

DEDUCTIONS FROM POLICY VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Policy Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the asset-based monthly charge;

- the death benefit guarantee charge;

- any charges for additional benefits provided by rider.

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

(i)  the monthly cost of insurance rate per $1,000, multiplied by

(ii) the amount at risk, divided by

(iii) $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit divided by 1.00327374, less the Policy Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates. The multiple will be based on the insured's substandard rating. The charge for the cost of insurance for substandard risks may also include a flat amount applicable to certain special mortality risks such as aviation. The charge is a flat dollar amount per $1,000 of Face Amount.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Policy Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Policy Value to compensate us for issue and administrative costs of the policy. The current charge is $5.00 per month, and the maximum charge will not exceed $11.50 per month. We may also assess an additional charge of up to $0.13 per thousand dollars of face amount then in force.
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10                                             FORTIS BENEFITS INSURANCE COMPANY
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ASSET BASED MONTHLY CHARGE -- We make a monthly deduction from your Policy Value invested in the Sub-Accounts. The current charge is based on an annual effective percentage rate:

SUB-ACCOUNT VALUE (NO LOANS)       YEARS 1-9   YEARS 10+
----------------------------       ---------   ---------
$0 - $25,000                         1.10%       0.70%
$25,001 - $250,000                   0.70%       0.30%
$250,001 or more                     0.35%       0.10%

The rate of the charge is lower for each succeeding tier. For example, if the Policy Value were $35,000 in year 3, the rate for the first $25,000 would be 1.10% and 0.70% for the remaining $10,000 of Policy Value.

The maximum asset based monthly charge is 1.2%.

The asset based monthly charge is designed to defray the expenses of processing applications and issuing the policies, to reimburse us for the cost of distributing the policies, and to compensate us for the risks we assume under the policies. These risks include the risk that the costs of administrative services that the policies require will exceed the costs that we anticipate.

DEATH BENEFIT GUARANTEE CHARGE -- There is no charge for the first 5 policy years of the death benefit guarantee if the insured is age 70 or under when the policy is issued. If the insured is age 71 or more when the policy is issued, there is no charge for the first 2 policy years, or until age 75 if greater. If you select a longer guarantee period, we deduct a monthly charge for the rest of the guarantee period as follows:
1) For the guarantee period that lasts until age 65, the current charge is $0.01 per thousand dollars of Face Amount in effect under the policy and any riders. The maximum charge is $0.03 per thousand dollars of Face Amount.

2) For the guarantee period that lasts until age 85, the current charge is $0.02 per thousand dollars of Face Amount in effect under the policy and any riders. The maximum charge is $0.06 per thousand dollars of Face Amount.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Policy Value each month. The charge applicable to these riders is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

SURRENDER CHARGE -- If the policy is surrendered or lapses during the first 14 policy years, or during the 14 years following any requested increase in Face Amount, we deduct a surrender charge from your Policy Value.

The amount of the surrender charge depends on the Face Amount and the age of the insured person as follows.

INSURED'S AGE AT TIME OF POLICY  SURRENDER CHARGE PER THOUSAND
    ISSUANCE OR FACE AMOUNT      DOLLARS OF FACE AMOUNT OR FACE
           INCREASE                     AMOUNT INCREASE
-------------------------------  ------------------------------
            0-27                            $9.00
           28-34                           $10.00
           35-38                           $11.00
           39-42                           $12.00
           43-45                           $13.00
           46-48                           $14.00
           49-51                           $16.00
           52-53                           $18.00
           54-55                           $20.00
           56-57                           $22.00
           58-59                           $25.00
           60-61                           $29.00
           62-63                           $33.00
           64-65                           $38.00
           66-80                           $40.00

Any amount of surrender charge decreases automatically by a constant amount each year beginning in the sixth year of its 14 year period until, in the fifteenth year, it is zero.

For example, if the insured is age 52 at the time a policy with $100,000 of Face Amount is issued, the surrender charge would initially be $1,800, which is the result of $18.00 per $1,000 of the Face Amount. The surrender charge during the first 15 policy years would be as follows, assuming you do not increase your Face Amount:

POLICY YEAR  SURRENDER CHARGE
-----------  ----------------
     1            $1,800
     2            $1,800
     3            $1,800
     4            $1,800
     5            $1,800
     6            $1,620
     7            $1,440
     8            $1,260
     9            $1,080
    10            $  900
    11            $  720
    12            $  540
    13            $  360
    14            $  180
    15            $    0

TRANSACTION FEE -- We may charge a transaction fee of up to $25 for each partial withdrawal and transfer of Policy Value, although we have no current plans to do so.

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the
Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.
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FORTIS BENEFITS INSURANCE COMPANY                                             11
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YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you if living; or, otherwise, to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

(a) the current Policy Value, Cash Surrender Value and Face Amount;

(b) the premiums paid, monthly deduction amounts and any loans since your last statement;

(c) the amount of any Indebtedness;

(d) any notifications required by the provisions of your policy; and

(e) any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nineteen (19) different Sub-Accounts and the Fixed Account over the life of the policy. We may at any time limit the number of Sub-Accounts and the Fixed Account that you may use.

TRANSFERS OF POLICY VALUE -- You may transfer your Policy Value from one investment option to another, unless a Grace Period is in effect. We reserve the right to limit the number and amount of transfers, or to impose charges upon transfers. If we limit the number of transfers, the limit will never be less than four transfers per policy year. Unless you are transferring the entire amount you have in an investment option, each transfer must be at least $250. We reserve the right to raise this minimum transfer amount up to $1,000.


The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.


TRANSFERS FROM/TO THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, you may only make one transfer out of the Fixed Account each year, and the transfer may not be for more than 50% of the Fixed Account value. However, if the value in the Fixed Account is less than $1,000, the entire amount may be transferred from the Fixed Account to the Separate Account.

You may transfer all of your Policy Value to the Fixed Account only during the first two policy years or during the first two years after a requested increase in the Face Amount, or within 60 days after you are notified of any material change in the Sub-Accounts.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

QUALIFICATION OF LIFE INSURANCE -- We may increase the death benefit, limit a Face Amount increase, return premium payments or send you a withdrawal to make sure the policy qualifies as life insurance.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

OTHER BENEFITS

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth therein.

- DISABILITY RIDERS -- There are two disability benefit riders available. You can choose either a Waiver of Selected Amount rider which provides for a monthly payment to the Policy Value during disability, or a Waiver of Monthly Deductions rider which waives the monthly deduction during disability. You can choose only one of these two riders.

- WAIVER OF SELECTED AMOUNT RIDER -- We will pay a monthly premium in an amount you select, so long as the insured person is totally disabled (as defined in the rider). The minimum amount you can select is $25. The maximum amount is described in the rider, but is at least equal to the

12                                             FORTIS BENEFITS INSURANCE COMPANY
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  recommended monthly minimum premium for your policy (capped at the monthly recommended minimum premium for a $2 million dollar policy). See the rider for further details.

- WAIVER OF MONTHLY DEDUCTIONS RIDER -- We will waive all monthly charges under your policy and riders that we otherwise would deduct from your Policy Value, so long as the insured person is totally disabled (as defined in the rider). While we are paying benefits under this rider we will not permit you to request any increase in the Face Amount of your policy's coverage. Loan interest will not be paid for you under this rider, and the policy could, under certain circumstances, lapse for nonpayment of loan interest.

- ADDITIONAL INSURED RIDER -- We will provide term life insurance on the life of the insured person or on the life of one or more of the immediate family members of the insured person. When this rider covers a life other than the insured it is convertible to a variable universal life policy available for conversions, under our published rules at the time of conversion. If this rider covers the insured, it may be exchanged for a face amount increase in the same amount under the policy.

- PRIMARY INSURED RIDER -- We will provide term life insurance on the life of the insured person. This rider is available only when the policy is first issued. This rider is not convertible to another policy. However, you may exchange the coverage under the rider for a face amount increase in the same amount under the policy.

- COST OF LIVING ADJUSTMENT RIDER -- We will automatically increase your policy's Face Amount of insurance at certain specified dates and based on a specified index. After you have met our eligibility requirements for this rider, these increases will not require that evidence be provided to us about whether the insured person continues to meet our requirements for insurance coverage. These automatic increases are on the same terms (including additional charges) as any other Face Amount increase you request except that there is no minimum increase amount. There is no additional charge for the rider itself, although the automatic increases in the Face Amount will cause the monthly insurance charge deducted from your Policy Value to increase in order to pay for the additional coverage. The monthly recommended minimum premium will also increase. This rider terminates (1) when an increase is refused, (2) when there is a decrease in Face Amount, or (3) the policy anniversary following the date the insured reaches age 65.

- CHILD INSURANCE RIDER -- We will provide term life insurance coverage on the eligible children of the insured person under the policy. This rider is convertible to individual life policies (except for term coverage) available for conversions, under our published rules at the time of conversion.

- ACCELERATED BENEFIT RIDER -- This rider provides for a benefit to be requested if the policy's insured person is diagnosed as having a terminal illness (as defined in the rider). The maximum amount you may accelerate under this rider prior to the insured person's death is $500,000. The accelerated payment will be discounted for twelve months' interest, and will be reduced by any outstanding policy loans. The interest rate discount will be equal to the lesser of (1) the rate set out by the Internal Revenue Code; (2) the rate according to state law that is the adjustable policy loan interest rate; or
  (3) 10%. There is no charge for this rider, but an administrative fee (not to exceed $300) will be charged at the time the benefit is paid. The accelerated benefit rider which forms a part of the Policy should be consulted for details regarding eligibility for, and the terms and limitations of, the benefit. We can also furnish further information about the amount of the benefit available to you under your policy.

TAX CONSEQUENCES OF ADDITIONAL RIDER BENEFITS -- Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. You should consult a qualified tax adviser.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare (but not less than 3% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. A payee would receive only one monthly payment if the annuitant dies after the first payment, two payments if the annuitant dies after the second payment, and so forth.
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FORTIS BENEFITS INSURANCE COMPANY                                             13
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 -  LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The policy matures on the date of death of the insured.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, E.G., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. The minimum Face Amount is $50,000 for issue ages 0-70, and $100,000 for issue ages 71-80. Policies generally will be issued only on the lives of insureds between the ages of 0 and 80 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. At the time of Policy issuance, the annual planned premium must be at least the greater of $300 or 12 monthly recommended minimum premiums. The minimum initial premium must be at least two months planned premium if planned premiums are paid monthly, or if on a different premium frequency, must be at least equal to all monthly recommended minimum premiums to the next billing date.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as the monthly activity date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. Your planned premium is generally an estimated premium which would keep your policy in force until the insured person reaches age 65, or for 5 years if the insured person is older than age 60. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Policy Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the monthly deduction amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $25 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- Your Net Premium is allocated to the Sub-Accounts and/or the Fixed Account according to the premium allocation specified in your policy application.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.
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14                                             FORTIS BENEFITS INSURANCE COMPANY
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ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Policy Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Policy Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, e.g., with respect to determining Policy Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment will be made on the date the request or payment is received by us at our administrative office, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

POLICY VALUES -- Each policy will have a Policy Value. There is no minimum guaranteed Policy Value.

The Policy Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Policy Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Policy Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Policy Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Policy Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Policy Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period.

DEATH BENEFIT OPTIONS -- There are two death benefit options: the Level Death Benefit Option ("Option A"), or the Return of Policy Value Death Benefit Option ("Option B"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

1.  Under Option A, the current Face Amount.

2. Under Option B, the current Face Amount plus the Policy Value on the date we receive due proof of the insured's death.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option once each year. You must notify us of the change in writing. You may change Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Policy Value.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code.
The test effectively requires that the death benefit always be equal to or greater than the Policy Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Policy Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and the insured's issue age, sex (where unisex rates are not used)
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FORTIS BENEFITS INSURANCE COMPANY                                             15
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and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Policy Value                     46,500     34,000
--------------------------------------------------------
 Specified Percentage               250%       250%
--------------------------------------------------------
 Death Benefit Option            Option A   Option A
--------------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Policy Value at the date of death) of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Policy Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. The minimum amount that you may increase your Face Amount is currently $5,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must be at least $50,000 for issue ages 0-70, and at least $100,000 for issue ages over 70, or, if greater, the minimum amount that the tax law requires.

CHARGES AND CONTRACT VALUES -- Your contract values decrease due to the deduction of policy charges. Contract values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your Policy Value may have an effect on your death benefit. If your contract lapses, the contract terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- Once each year after the first policy year, you may withdraw part of your policy's Cash Surrender Value. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. The minimum withdrawal allowed is $250, although we may raise this minimum to $1,000. If the death benefit option then in effect is Option A, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. We will not permit a withdrawal if it would cause your policy to fail to qualify as life insurance under the tax laws.

During the first policy year, you may make a withdrawal only if your total premium payments to date equal or exceed the sum of 12 recommended monthly minimum premiums for the initial Face Amount of your policy.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Policy Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Surrender Value on the date we grant a loan. Currently, you may borrow 100% of the Cash Surrender Value after the later of the tenth policy year or the insured's 70th birthday.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.
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16                                             FORTIS BENEFITS INSURANCE COMPANY
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If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity
Date, the policy will then go into default. See "Lapse and Reinstatement."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON POLICY VALUE -- A loan, whether or not repaid, will have a permanent effect on your Policy Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Policy Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Policy Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Policy Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an effective annual rate of 4.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate of not more than 7.0%. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis.

REDUCED POLICY LOAN RATES -- We will charge interest at a reduced rate of 4% on one policy loan of up to 10% of the Cash Surrender Value in each policy year if:

(1) the Cash Surrender Value is at least $10,000; or

(2) the policy has been in force for 10 years.

The 10% limitation is raised to 15% for such loans obtained in policy years in which the insured is 59 1/2 or older.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

The policy will go into default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating. That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts as of the day the policy grace period began. That notice will be mailed both to you on the first day the policy goes into default, at your last known address, and to any assignee of record.

GRACE PERIOD -- We will keep your policy inforce for the 61 day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate unless the Death Benefit Guarantee is in effect. If the insured dies during the Grace Period, we will pay the death benefit.

DEATH BENEFIT GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the Death Benefit Guarantee is available, as described below.

The Death Benefit Guarantee is available so long as:

(a) the policy is in the Death Benefit Guarantee Period; and

(b) on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the cumulative monthly recommended minimum premium.

The cumulative monthly recommended minimum premium is specified in your policy and is the premium required to maintain the Death Benefit Guarantee. The cumulative monthly recommended minimum premium will increase if you add any riders, or increase your Face Amount. The cumulative monthly recommended minimum premium will decrease if you terminate any riders or decrease your Face Amount. We will send you an amended schedule page with your new monthly recommended minimum premium.

When you purchase the policy, you may choose one of 3 Death Benefit Guarantee
Periods: (a) 5 years; (b) to age 65 of the insured; or (c) to age 85 of the insured.

However, if the insured is age 71 or older when the policy is issued, the Death Benefit Guarantee Period for (a) will be the greater of 2 years or until the insured is age 75. If the insured is rated for higher mortality, then only option (a) is available. The choice cannot be changed after the policy is issued. The Death Benefit Guarantee is not available in all states, and the guarantee period may be shorter in some states due to state limitations.

Regardless of which option is chosen, there is no charge during the period for option (a). After that, the maximum monthly charge for the option (b) guarantee period is $.03 per thousand dollars of Face Amount in effect under the policy or under any supplemental term insurance riders, and $.06 per thousand dollars of such Face Amount for the option (c) guarantee period.
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FORTIS BENEFITS INSURANCE COMPANY                                             17
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DEATH BENEFIT GUARANTEE GRACE PERIOD -- If, on each Monthly Activity Date during the Death Benefit Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the cumulative monthly recommended minimum premium on that date, a Death Benefit Guarantee Grace Period of 30 days will begin. We will mail to you and any assignee a notice. That notice will warn you that you are in danger of losing the Death Benefit Guarantee and will tell you the amount of premium you need to pay to continue the Death Benefit Guarantee.

The Death Benefit Guarantee will be removed from the policy if the required premium is not paid by the end of the Death Benefit Guarantee Grace Period. You will receive a written notification of the change and the Death Benefit Guarantee will never again be available or in effect on the policy.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

(a) the insured alive at the end of the grace period is also alive on the date of reinstatement;

(b) You make your request in writing within five years from the date the policy lapsed;

(c) You submit to us satisfactory evidence of insurability;

(d) any policy Indebtedness is repaid or carried over to the reinstated policy; and

(e) You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for two months after the date of reinstatement.

The Policy Value on the reinstatement date will reflect:

(a) the Cash Value at the time of termination; plus

(b) Net Premiums derived from premiums paid at the time of reinstatement; minus

(c) the Monthly Deduction Amounts that were due and unpaid during the policy Grace Period; plus

(d) the Surrender Charge at the time of termination.

The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed.

TAXES
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF FORTIS AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Fortis, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard

18                                             FORTIS BENEFITS INSURANCE COMPANY
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risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

If offered under this policy, a maturity date extension rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in a policy owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed

FORTIS BENEFITS INSURANCE COMPANY                                             19
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received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES
ESTATE TAX -- GENERALLY

When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets

20                                             FORTIS BENEFITS INSURANCE COMPANY
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in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

In January 2002, the IRS issued Notice 2002-8 concerning guidance on the federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intended to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlined the rules expected in such proposed regulations, and provided revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further IRS guidance and consideration of public comments requested by the IRS on Notice 2002-8.

Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code
Section 7872 (relating to below-market-interest-rate loans) or Code
Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.

For arrangements entered into before the publication of final regulations, Notice 2002-8 provided some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and stated that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 was unclear as to how current rules would apply to such arrangements, and stated that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.

In July 2002 the IRS proposed the regulations referred in Notice 2002-8, and these regulations confirm that generally they would be effective only for arrangements entered into (or "materially modified") after the date on which these regulations are published in final form. The proposed regulations would define a "split-dollar life insurance arrangement" broadly to include (with certain exceptions) any arrangement between 2 or more parties involving a life insurance policy, where either (1) at least one party is entitled to recover any portion of the policy's premiums from the policy proceeds (e.g., as security for a loan to make a premium payment); or (2) the arrangement is entered into in connection with performance of services, and the employer (or recipient of services) pays directly or indirectly any portion of the premiums, and the beneficiary of any death benefit amount is designated by the employee (or service provider) or is any person whom such service provider would reasonably be expected to designate as the beneficiary; or (3) the arrangement is entered into between a corporation and one of its shareholders, and the corporation pays directly or indirectly any portion of the policy's premiums, and the beneficiary of any death benefit amount is designated by the shareholder or is any person whom such shareholder would reasonably be expected to designate as the beneficiary.

These proposed regulations also have rules that generally would designate only one party as the "owner" of such a policy for tax purposes, and then would require that the parties be taxed under one of two mutually exclusive regimes (i.e., an "economic benefit" regime or a "loan" regime), generally based on which party is this tax "owner." Under the economic benefit regime, the tax "owner" (e.g., an employer who provides an employee with rights in the policy under an endorsement to the policy) is

FORTIS BENEFITS INSURANCE COMPANY                                             21
--------------------------------------------------------------------------------
treated generally as providing taxable economic benefits to a "non-owner." Under the loan regime, the tax "owner" (e.g., an employee who secures the rights of an employer to recover its premium payments or other advances with a collateral assignment of the policy) is treated generally as receiving one or more loans from a "non-owner" (e.g., for one or more premium payments on such "owner's" policy). Such a loan would be subject to rules under Code Section 7872 for loans that do not have a fair market value rate of interest. These proposed regulations also would require that the parties fully and consistently account for all amounts under either regime, and would provide for comparable or collateral rules for donor/donee and corporations/shareholder arrangements.

Consequently, if you are currently a party to any such arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Underwriter or Separate Account is a party.

OTHER INFORMATION
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Variable Account C for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

FINANCIAL STATEMENTS

You can find financial statements of Variable Account C and Fortis in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or call us at 1-800-800-2000 ext. 3028.

22                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Policy Value less any applicable Surrender Charges.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Policy Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Policy Value. It is premium paid minus the premium tax charge.

POLICY VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: the subdivisions of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Fortis Benefits Insurance Company.

YOU, YOUR: the owner of the policy.

FORTIS BENEFITS INSURANCE COMPANY                                             23
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-800-2000 ext. 3028 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because it is incorporated by reference into this prospectus.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, N.W., Washington, DC 20549-0102. Please call the SEC at 1-800-942-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

Variable Account C's Investment Company Act file number: 811-04613

                                    PART B

FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
FORTIS WALL STREET SERIES VUL
VARIABLE ACCOUNT C
FORTIS BENEFITS INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus and is incorporated by reference into the prospectus. To obtain a prospectus, call us at 1-800-800-2000 ext. 3028.


DATE OF PROSPECTUS: DECEMBER 15, 2003
DATE OF STATEMENT OF ADDITIONAL INFORMATION: DECEMBER 15, 2003

2                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
 GENERAL INFORMATION AND HISTORY
 ------------------------------------------------------------------------------
 SERVICES
 ------------------------------------------------------------------------------
 INDEPENDENT ACCOUNTANTS
 ------------------------------------------------------------------------------
 INDEPENDENT PUBLIC ACCOUNTANTS
 ------------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES
 ------------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES
 ------------------------------------------------------------------------------
 PERFORMANCE DATA
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS
 ------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

Fortis Benefits Insurance Company ("Fortis") is the issuer of the contracts. Fortis is a Minnesota corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York. Fortis is an indirectly wholly owned subsidiary of Fortis, Inc., which is itself indirectly owned 50% by Fortis N.V. and 50% by Fortis (SA/NV). Fortis, Inc. manages the United States operations for these two companies.

Fortis N.V. is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis (SA/NV) is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis N.V. and Fortis (SA/ NV) have merged their operating companies under the trade name of Fortis. The Fortis group of companies is active in insurance, banking, financial services, and real estate development in the Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim.

All of the guarantees and commitments under the contracts are general obligations of Fortis. None of Fortis' affiliated companies has any legal obligation to back Fortis' obligations under the contracts.

On April 1, 2001, Fortis, Inc., the parent company of Fortis entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Fortis under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

VARIABLE ACCOUNT C was established as a separate account under Minnesota law on March 13, 1986. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Fortis. The assets are kept physically segregated and are held separate and apart from the general corporate assets of Fortis. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

The financial statements of Fortis Benefits Insurance Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 650 Third Avenue South, Suite 1300, Minneapolis, MN 55402.


EXPERTS

--------------------------------------------------------------------------------


The statements of assets and liabilities of Fortis Benefits Insurance Company Variable Account C as of December 31, 2002 and the related statements of operation and changes in net assets for the year then ended, included in this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and elsewhere in the registration statement, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 185 Asylum Street, Hartford, Connecticut 06103-3402.



The audited financial statements of the Separate Account for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.



We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

4                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICIES

Woodbury Financial Services, Inc. ("Woodbury Financial") is the principal underwriter of the policies. Its principal office is 500 Bielenberg Drive, Woodbury, MN 55125. Woodbury Financial is a Minnesota Corporation organized March 15, 1968. Woodbury Financial is an indirect subsidiary of the The Hartford Financial Services Group, Inc. It is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Fortis has an agreement with Woodbury Financial for promotion and distribution of the policies. Woodbury Financial has sales agreements with its registered representatives, as well as various broker-dealers and banks under which the policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

As compensation for selling the policies, Fortis Benefits will pay Woodbury Financial 110.5% of the premiums paid up to the first twelve recommended monthly minimum premiums, 4% of all other premiums paid during the first six years of the policy and 2% of all premiums in excess of the target amount paid in policy years seven through ten. We also pay Woodbury Financial .25% of unloaned Policy Value annually as a service fee from the eleventh policy year. We also pay a general marketing allowance to Woodbury Financial not to exceed an amount agreed to in advance by Fortis Benefits and Woodbury Financial.

Woodbury Financial pays compensation not in excess of these amounts to other broker-dealers and banks who sell the policies. Fortis Benefits may pay alternative amounts for sales of the policies under a flexible compensation plan, but the maximum value of any alternative amounts we pay is expected to be equivalent over time to the amounts described above.

We pay a comparable amount of compensation for any increase of $25,000 or more in the Face Amount of coverage that you request. In addition, we may pay expense allowances, bonuses, wholesaler fees and training allowances.

We pay the compensation from our own resources. These payments do not result in any additional charge to you that is not described in the prospectus. Each broker-dealer firm or bank, in turn compensates its registered representative or employee who acts as agent in selling you a policy.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

PURPOSE OF OUR CHARGES -- The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks we assume and services that we provide under the policies. These include mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay); investment risks (such as the risk that adverse investment performance will make it more costly for us to provide the guaranteed death benefit or reduce the amount of our charge fee revenues below what we anticipate); sales risks (such as the risk that the number of policies we sell and the premiums we receive, net of withdrawals, are less than we expect thereby depriving us of expected economies of scale); regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and expense risks (such as the risk that the costs of administrative services that the policies require us to provide will exceed what we currently project).

If the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise we will incur a loss.

The monthly policy issuance expense charge is primarily intended to defray expenses incurred in underwriting and processing applications, and in issuing the policies. The monthly administrative charge that we deduct has been designed primarily to compensate us for the continuing administrative functions we perform in connection with the policies. The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the policies as insured persons die.

Any excess from the charges discussed in the preceding paragraph, as well as revenues from the premium tax and sales expense charge, and from the daily charge for mortality and expense risks, are primarily intended (a) to defray other unreimbursed administrative expenses, costs of paying sales commissions and other marketing expenses for the policies, and costs of paying death claims if the mortality experience of insured persons is worse than we expect), (b) to compensate us for the risks we assume under the policies, or (c) to compensate us for state and local taxes we have to pay when we receive a premium from you, as well as similar federal taxes we incur as a result of premium payments or
(d) otherwise to be retained by us as profit. The surrender charge has also been designed primarily for these purposes.

Although the preceding paragraphs describe the primary purposes for which charges under the policies have been designed, these distinctions are imprecise and subject to considerable change over the life of a policy. We have full discretion to retain or use the revenues from any charge or charge increase for any purpose, whether or not related to the policies.

CHANGE OF SMOKER STATUS -- If the person insured under your policy is a smoker, you may apply to us for an improved risk class if the insured person meets our then applicable requirements for demonstrating that he or she has ceased smoking for a

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------
sufficient period. Any change from smoker to non-smoker risk class will take effect on the next monthly anniversary, and the non-smoker rates for the coverage under the policy will be applied retroactively for the 12 months prior to the date of the change.

GENDER NEUTRAL POLICIES -- Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, rating class and smoker status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of a policy in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

COST OF INSURANCE RATES -- Because of face amount increases, different cost of insurance rates may apply to different increments of face amount under your policy. If so, we attribute your policy value in proportion to the increments of face amount in order to compute our net amount at risk at each cost of insurance rate.

PERFORMANCE DATA
--------------------------------------------------------------------------------

We may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the premium tax charge, surrender charge, cost of insurance, monthly administrative charge, asset-based monthly charge, death benefit guarantee charge, and any rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and Policy Value. All of these policy charges will have a significant impact on your policy's Policy Value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

6                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                   FUND
                                                                INCEPTION                                             SINCE
SUB-ACCOUNT                                                        DATE        1 YEAR    3 YEAR   5 YEAR   10 YEAR  INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                      03/31/1983     -13.78%    -6.55%    2.38%   8.63%     10.37%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock HLS Fund                               05/01/1996     -24.39%   -14.22%   -0.63%    N/A       5.52%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                          08/31/1977      10.05%    10.23%    7.26%   7.46%      8.73%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                          04/02/1984     -19.70%    -5.42%    6.08%  12.33%     14.50%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Opportunities HLS Fund                         05/01/2000     -28.85%      N/A      N/A     N/A     -24.05%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                10/01/1998     -19.52%   -14.55%     N/A     N/A       5.14%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund                            05/29/1998     -24.65%   -13.20%     N/A     N/A      -1.15%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                          03/24/1987     -27.65%   -16.59%    1.40%   6.59%      8.79%
-----------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                    10/01/1998      -6.90%    -1.15%     N/A     N/A       1.12%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                         05/01/1987     -22.41%   -14.93%   -1.02%   8.75%      9.33%
-----------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                   07/02/1990     -17.93%   -17.92%   -2.63%   4.01%      2.80%
-----------------------------------------------------------------------------------------------------------------------------
Hartford International Stock HLS Fund                           01/03/1995      -9.74%   -14.85%   -2.26%    N/A       3.35%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Large Cap Growth HLS Fund                              05/01/1998     -31.04%   -21.62%     N/A     N/A      -6.61%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Mid Cap Stock HLS Fund                                 05/01/1998     -13.06%    -3.25%     N/A     N/A      -0.51%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                  06/30/1980       1.44%     3.79%    4.30%   4.46%      6.90%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Multisector Bond HLS Fund                              01/03/1995       3.94%     4.59%    3.73%    N/A       5.03%
-----------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                               05/01/1994     -28.83%   -21.57%    4.11%    N/A       6.33%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Value HLS Fund                               05/01/1998     -15.16%     9.25%     N/A     N/A       7.83%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                         08/31/1977     -24.25%   -14.82%   -0.24%   9.28%     12.08%
-----------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                    03/24/1987      10.73%     1N/A     7.28%   6.78%      7.28%
-----------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                           05/01/1996     -24.95%    -4.66%    0.70%    N/A       5.68%
-----------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
FORTIS BENEFITS INSURANCE COMPANY
VARIABLE ACCOUNT C

We have audited the accompanying statement of assets and liabilities, of Fortis Benefits Insurance Company, ("the Company"), Variable Account C comprising the Hartford Growth Opportunities HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Global Leaders HLS Fund, Hartford Small Cap Growth HLS Fund, Hartford Growth & Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Stock II HLS Fund, Hartford Multisector Bond HLS Fund, Hartford International Stock HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Index HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Mid Cap Stock HLS Fund, Hartford Large Cap Growth HLS Fund, Hartford Small Cap Value HLS Fund, Hartford Global Equity HLS Fund, Hartford Investors Growth HLS Fund, Hartford Blue Chip II HLS Fund, Hartford Capital Opportunities HLS Fund, and Hartford American Leaders HLS Fund as of December 31, 2002, and the related statements of operations and statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of changes in net assets and financial highlights included in footnote 7, both for the year ended December 31, 2001 were audited by other auditors whose report, dated February 22, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Fortis Benefits Insurance Company Variable Account C as of December 31, 2002, the results of their operations, and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 28, 2003

_____________________________________ SA-1 _____________________________________

COPY -- THIS REPORT HAS NOT BEEN RE-ISSUED BY ARTHUR ANDERSEN LLP

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO FORTIS BENEFITS INSURANCE COMPANY
VARIABLE ACCOUNT C AND TO THE OWNERS
OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Fortis Benefits Insurance Company Variable Account C (Fortis Series Fund, Inc. Growth Stock, U.S. Government Securities, Money Market, Asset Allocation, Diversified Income, Global Growth, Aggressive Growth, Growth & Income, High Yield, International Stock II, Multisector Bond, International Stock, Value, S&P 500 Index, Blue Chip Stock, Mid Cap Stock, Large Cap Growth, Small Cap Value, Global Equity, Investors Growth, Blue Chip II, Capital Opportunities, American Leaders subaccounts; (collectively, the Account), as of December 31, 2001, and the related statements of operations and the statement of changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of Fortis Benefits Insurance Company Variable Account C as of December 31, 2000 and 1999, were audited by other auditors whose reports dated April 6, 2001, and March 29, 2000 expressed unqualified opinions on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations and the changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP
Hartford, Connecticut
March 20, 2002

_____________________________________ SA-2 _____________________________________

                      (This page intentionally left blank)

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                                 HARTFORD            HARTFORD U.S.        HARTFORD     HARTFORD
                           GROWTH OPPORTUNITIES  GOVERNMENT SECURITIES  MONEY MARKET   ADVISERS
                                 HLS FUND              HLS FUND           HLS FUND     HLS FUND
                             SUB-ACCOUNT (A)        SUB-ACCOUNT (B)     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------------  ---------------------  ------------  -----------
ASSETS:
  Investments:
    Shares...............        11,179,527             2,068,531        20,040,562     2,910,463
                               ============           ===========       ===========   ===========
    Cost.................      $319,901,677           $22,193,076       $20,040,562   $64,240,608
                               ============           ===========       ===========   ===========
    Market Value.........      $183,291,706           $23,494,787       $20,040,562   $57,024,418
  Other assets...........                10                     2                81       --
                               ------------           -----------       -----------   -----------
  Total Assets...........       183,291,716            23,494,789        20,040,643    57,024,418
                               ------------           -----------       -----------   -----------
LIABILITIES:
  Other liabilities......         --                    --                  --                 11
                               ------------           -----------       -----------   -----------
NET ASSETS (variable life
 contract liabilities)...      $183,291,716           $23,494,789       $20,040,643   $57,024,407
                               ============           ===========       ===========   ===========
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........         8,709,942             1,242,663         1,446,892     3,058,390
  Unit Values*...........      $      21.04           $     18.91       $     13.85   $     18.65

  * Unit value amounts represent a rounded average of individual unit values, which differ within each sub-account.

(a) Formerly Fortis Series Fund - Growth Stock Series. Change effective March 18, 2002.
(b) Formerly Fortis Series Fund - U.S. Gov't Securities Series. Change effective March 18, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                            HARTFORD       HARTFORD         HARTFORD         HARTFORD       HARTFORD           HARTFORD
                              BOND      GLOBAL LEADERS  SMALL CAP GROWTH  GROWTH & INCOME  HIGH YIELD   INTERNATIONAL STOCK II
                            HLS FUND       HLS FUND         HLS FUND         HLS FUND       HLS FUND           HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (G)     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT (J)
                           -----------  --------------  ----------------  ---------------  -----------  ----------------------
ASSETS:
  Investments:
    Shares...............    1,081,846     6,208,445         5,985,081        3,671,324       707,473            891,214
                           ===========   ===========      ============      ===========    ==========        ===========
    Cost.................  $12,525,214   $85,418,791      $116,148,307      $39,249,536    $6,598,370        $10,067,279
                           ===========   ===========      ============      ===========    ==========        ===========
    Market Value.........  $12,930,837   $71,397,562      $ 70,008,087      $32,300,863    $6,004,792        $ 6,395,528
  Other assets...........           45       --               --                    180            28                  7
                           -----------   -----------      ------------      -----------    ----------        -----------
  Total Assets...........   12,930,882    71,397,562        70,008,087       32,301,043     6,004,820          6,395,535
                           -----------   -----------      ------------      -----------    ----------        -----------
LIABILITIES:
  Other liabilities......      --                114               270         --              --              --
                           -----------   -----------      ------------      -----------    ----------        -----------
NET ASSETS (variable life
 contract liabilities)...  $12,930,882   $71,397,448      $ 70,007,817      $32,301,043    $6,004,820        $ 6,395,535
                           ===========   ===========      ============      ===========    ==========        ===========
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........      684,364     4,960,388         5,250,084        2,261,148       584,362            771,415
  Unit Values*...........  $     18.89   $     14.39      $      13.33      $     14.29    $    10.28        $      8.29

                               HARTFORD           HARTFORD
                           MULTISECTOR BOND  INTERNATIONAL STOCK
                               HLS FUND           HLS FUND
                           SUB-ACCOUNT (K)     SUB-ACCOUNT (L)
                           ----------------  -------------------
ASSETS:
  Investments:
    Shares...............        375,100           2,860,822
                              ==========         ===========
    Cost.................     $4,029,169         $39,026,392
                              ==========         ===========
    Market Value.........     $4,069,942         $26,694,328
  Other assets...........              3                   7
                              ----------         -----------
  Total Assets...........      4,069,945          26,694,335
                              ----------         -----------
LIABILITIES:
  Other liabilities......       --                 --
                              ----------         -----------
NET ASSETS (variable life
 contract liabilities)...     $4,069,945         $26,694,335
                              ==========         ===========
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........        324,124           2,538,714
  Unit Values*...........     $    12.56         $     10.51

(g) Formerly Fortis Series Fund - Aggressive Growth Series. Change effective March 18, 2002.
(j) Formerly Fortis Series Fund - International Stock II Series. Change effective April 15, 2002.
(k) Formerly Fortis Series Fund - Multisector Bond Series. Change effective April 15, 2002.
(l) Formerly Fortis Series Fund - International Stock Series. Change effective April 15, 2002.

_____________________________________ SA-5 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                HARTFORD           HARTFORD         HARTFORD          HARTFORD
                           VALUE OPPORTUNITIES      INDEX        BLUE CHIP STOCK    MID CAP STOCK
                                HLS FUND           HLS FUND         HLS FUND          HLS FUND
                             SUB-ACCOUNT (M)     SUB-ACCOUNT     SUB-ACCOUNT (O)   SUB-ACCOUNT (P)
                           -------------------  --------------  -----------------  ---------------
ASSETS:
  Investments:
    Shares...............        1,973,334         2,446,421         3,268,354         1,260,917
                               ===========       ===========       ===========       ===========
    Cost.................      $29,109,471       $70,887,843       $56,822,513       $12,462,099
                               ===========       ===========       ===========       ===========
    Market Value.........      $21,430,601       $57,386,371       $41,514,634       $10,800,008
  Other assets...........        --                  --               --                --
                               -----------       -----------       -----------       -----------
  Total Assets...........       21,430,601        57,386,371        41,514,634        10,800,008
                               -----------       -----------       -----------       -----------
LIABILITIES:
  Other liabilities......              271               222               279          --
                               -----------       -----------       -----------       -----------
NET ASSETS (variable life
 contract liabilities)...      $21,430,330       $57,386,149       $41,514,355       $10,800,008
                               ===========       ===========       ===========       ===========
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........        1,833,877         5,309,865         3,848,942         1,122,093
  Unit Values*...........      $     11.69       $     10.81       $     10.79       $      9.62

  * Unit value amounts represent a rounded average of individual unit values, which differ within each sub-account.

(m)  Formerly Fortis Series Fund - Value Series. Change effective March 18,
     2002.
(o) Formerly Fortis Series Fund - Blue Chip Stock Series. Change effective April 15, 2002.
(p) Formerly Fortis Series Fund - Mid Cap Stock Series. Change effective April 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                               HARTFORD         HARTFORD         HARTFORD          HARTFORD         HARTFORD
                           LARGE CAP GROWTH  SMALL CAP VALUE   GLOBAL EQUITY   INVESTORS GROWTH   BLUE CHIP II
                               HLS FUND         HLS FUND         HLS FUND          HLS FUND         HLS FUND
                           SUB-ACCOUNT (Q)   SUB-ACCOUNT (R)  SUB-ACCOUNT (S)  SUB-ACCOUNT (T)   SUB-ACCOUNT (U)
                           ----------------  ---------------  ---------------  ----------------  ---------------
ASSETS:
  Investments:
    Shares...............      1,876,818         1,878,608         256,882           678,264          668,380
                             ===========       ===========      ==========        ==========       ==========
    Cost.................    $22,588,529       $22,639,160      $2,247,960        $5,094,166       $4,931,248
                             ===========       ===========      ==========        ==========       ==========
    Market Value.........    $13,065,090       $20,435,307      $1,941,567        $3,435,206       $3,495,359
  Other assets...........       --                --               --                      1          --
                             -----------       -----------      ----------        ----------       ----------
  Total Assets...........     13,065,090        20,435,307       1,941,567         3,435,207        3,495,359
                             -----------       -----------      ----------        ----------       ----------
LIABILITIES:
  Other liabilities......       --                --               --               --                --
                             -----------       -----------      ----------        ----------       ----------
NET ASSETS (variable life
 contract liabilities)...    $13,065,090       $20,435,307      $1,941,567        $3,435,207       $3,495,359
                             ===========       ===========      ==========        ==========       ==========
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........      2,128,159         1,497,460         263,002           712,246          698,067
  Unit Values*...........    $      6.14       $     13.65      $     7.38        $     4.82       $     5.01

                                 HARTFORD             HARTFORD
                           CAPITAL OPPORTUNITIES  AMERICAN LEADERS
                                 HLS FUND             HLS FUND
                              SUB-ACCOUNT (V)     SUB-ACCOUNT (W)
                           ---------------------  ----------------
ASSETS:
  Investments:
    Shares...............          485,288              235,095
                                ==========           ==========
    Cost.................       $3,731,665           $2,238,875
                                ==========           ==========
    Market Value.........       $2,470,309           $1,913,604
  Other assets...........        --                    --
                                ----------           ----------
  Total Assets...........        2,470,309            1,913,604
                                ----------           ----------
LIABILITIES:
  Other liabilities......        --                    --
                                ----------           ----------
NET ASSETS (variable life
 contract liabilities)...       $2,470,309           $1,913,604
                                ==========           ==========
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........          520,133              240,380
  Unit Values*...........       $     4.75           $     7.96

(q) Formerly Fortis Series Fund - Large Cap Growth Series. Change effective April 15, 2002.
(r) Formerly Fortis Series Fund - Small Cap Value Series. Change effective April 15, 2002.
(s) Formerly Fortis Series Fund - Global Equity Series. Change effective April 15, 2002.
(t) Formerly Fortis Series Fund - Investors Growth Stock Series. Change effective April 15, 2002.
(u) Formerly Fortis Series Fund - Blue Chip Stock II Series. Change effective April 15, 2002.
(v) Formerly Fortis Series Fund - Capital Opportunities Series. Change effective April 15, 2002.
(w) Formerly Fortis Series Fund - American Leaders Series. Change effective April 15, 2002.

_____________________________________ SA-7 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                 HARTFORD            HARTFORD U.S.         HARTFORD         HARTFORD
                           GROWTH OPPORTUNITIES  GOVERNMENT SECURITIES   MONEY MARKET       ADVISERS
                                 HLS FUND              HLS FUND            HLS FUND         HLS FUND
                             SUB-ACCOUNT (A)        SUB-ACCOUNT (B)     SUB-ACCOUNT (C)  SUB-ACCOUNT (D)
                           --------------------  ---------------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............      $  --                  $  793,549           $ 971,727      $  4,228,450
                               ------------           ----------           ---------      ------------
EXPENSES:
  Mortality, expense and
   administrative
   charges...............        (2,257,799)            (177,587)           (164,056)         (598,825)
                               ------------           ----------           ---------      ------------
    Net investment income
     (loss)..............        (2,257,799)             615,962             807,671         3,629,626
                               ------------           ----------           ---------      ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (8,916,956)             172,161            (903,474)      (13,365,012)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (62,932,987)             992,332             218,193        (1,101,035)
                               ------------           ----------           ---------      ------------
    Net gain (loss) on
     investments.........       (71,849,943)           1,164,493            (685,281)      (14,466,047)
                               ------------           ----------           ---------      ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(74,107,742)          $1,780,455           $ 122,390      $(10,836,421)
                               ============           ==========           =========      ============

(a) Formerly Fortis Series Fund - Growth Stock Series. Change effective March 18, 2002.
(b) Formerly Fortis Series Fund - U.S. Gov't Securities Series. Change effective March 18, 2002.
(c) Effective April 30 2002, Fortis Series Fund - Money Market Series merged with Hartford Money Market HLS Fund Sub-Account.
(d) Effective April 30, 2002, Fortis Series Fund - Asset Allocation Series merged with Hartford Advisers HLS Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                              HARTFORD         HARTFORD          HARTFORD         HARTFORD         HARTFORD
                                BOND        GLOBAL LEADERS   SMALL CAP GROWTH  GROWTH & INCOME    HIGH YIELD
                              HLS FUND         HLS FUND          HLS FUND         HLS FUND         HLS FUND
                           SUB-ACCOUNT (E)  SUB-ACCOUNT (F)  SUB-ACCOUNT (G)   SUB-ACCOUNT (H)  SUB-ACCOUNT (I)
                           ---------------  ---------------  ----------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $ 1,443,118     $ 17,375,552      $   --           $  5,003,208      $ 1,330,113
                             -----------     ------------      ------------     ------------      -----------
EXPENSES:
  Mortality, expense and
   administrative
   charges...............       (106,440)        (852,761)         (756,056)        (389,583)         (57,177)
                             -----------     ------------      ------------     ------------      -----------
    Net investment income
     (loss)..............      1,336,678       16,522,791          (756,056)       4,613,625        1,272,936
                             -----------     ------------      ------------     ------------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (1,259,648)     (27,699,484)       (4,460,081)     (12,711,298)      (3,148,591)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        887,273       (7,051,343)      (23,466,830)      (2,965,984)       1,351,318
                             -----------     ------------      ------------     ------------      -----------
    Net gain (loss) on
     investments.........       (372,375)     (34,750,827)      (27,926,911)     (15,677,282)      (1,797,273)
                             -----------     ------------      ------------     ------------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $   964,303     $(18,228,037)     $(28,682,967)    $(11,063,657)     $  (524,337)
                             ===========     ============      ============     ============      ===========

                                  HARTFORD             HARTFORD           HARTFORD
                           INTERNATIONAL STOCK II  MULTISECTOR BOND  INTERNATIONAL STOCK
                                  HLS FUND             HLS FUND           HLS FUND
                              SUB-ACCOUNT (J)      SUB-ACCOUNT (K)     SUB-ACCOUNT (L)
                           ----------------------  ----------------  -------------------
INVESTMENT INCOME:
  Dividends..............       $    26,629            $218,996          $   249,288
                                -----------            --------          -----------
EXPENSES:
  Mortality, expense and
   administrative
   charges...............           (66,565)            (34,088)            (277,080)
                                -----------            --------          -----------
    Net investment income
     (loss)..............           (39,936)            184,908              (27,792)
                                -----------            --------          -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (437,676)            (16,774)            (749,213)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (874,972)            (51,426)          (2,360,742)
                                -----------            --------          -----------
    Net gain (loss) on
     investments.........        (1,312,648)            (68,200)          (3,109,955)
                                -----------            --------          -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(1,352,585)           $116,708          $(3,137,747)
                                ===========            ========          ===========

(e) Effective April 30, 2002, Fortis Series Fund - Diversified Income Series merged with Hartford Bond HLS Fund Sub-Account.
(f) Effective April 30, 2002, Fortis Series Fund - Global Growth Series merged with Hartford Global Leaders HLS Fund Sub-Account.
(g) Formerly Fortis Series Fund - Aggressive Growth Series. Change effective March 18, 2002.
(h)  Effective April 30, 2002, Fortis Series Fund - Growth & Income
     Series merged with Hartford Growth and Income HLS Fund Sub-Account.
(i) Effective April 30, 2002, Fortis Series Fund - High Yield Series merged with Hartford High Yield HLS Fund Sub-Account.
(j) Formerly Fortis Series Fund - International Stock II Series. Change effective April 15, 2002.
(k) Formerly Fortis Series Fund - Multisector Bond Series. Change effective April 15, 2002.
(l) Formerly Fortis Series Fund - International Stock Series. Change effective April 15, 2002.

_____________________________________ SA-9 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                HARTFORD           HARTFORD         HARTFORD         HARTFORD
                           VALUE OPPORTUNITIES       INDEX       BLUE CHIP STOCK   MID CAP STOCK
                                HLS FUND           HLS FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT (M)    SUB-ACCOUNT (N)  SUB-ACCOUNT (O)  SUB-ACCOUNT (P)
                           -------------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............      $   659,856       $  5,946,056     $   --            $  --
                               -----------       ------------     ------------      -----------
EXPENSES:
  Mortality, expense and
   administrative
   charges...............         (214,506)          (590,782)        (415,568)         (67,467)
                               -----------       ------------     ------------      -----------
    Net investment income
     (loss)..............          445,350          5,355,274         (415,568)         (67,467)
                               -----------       ------------     ------------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (460,669)       (13,903,348)        (724,140)        (132,453)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (7,070,504)        (8,450,216)     (12,428,281)      (1,463,986)
                               -----------       ------------     ------------      -----------
    Net gain (loss) on
     investments.........       (7,531,173)       (22,353,564)     (13,152,421)      (1,596,439)
                               -----------       ------------     ------------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(7,085,823)      $(16,998,290)    $(13,567,989)     $(1,663,906)
                               ===========       ============     ============      ===========

(m)  Formerly Fortis Series Fund - Value Series. Change effective March 18,
     2002.
(n) Effective April 30, 2002, Fortis Series Fund - S&P 500 Index Series merged with Hartford Index HLS Fund Sub-Account.
(o) Formerly Fortis Series Fund - Blue Chip Stock Series. Change effective April 15, 2002.
(p)  Formerly Fortis Series Fund - Mid Cap Stock Series. Change effective
     April 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                               HARTFORD         HARTFORD         HARTFORD          HARTFORD         HARTFORD
                           LARGE CAP GROWTH  SMALL CAP VALUE   GLOBAL EQUITY   INVESTORS GROWTH   BLUE CHIP II
                               HLS FUND         HLS FUND         HLS FUND          HLS FUND         HLS FUND
                           SUB-ACCOUNT (Q)   SUB-ACCOUNT (R)  SUB-ACCOUNT (S)  SUB-ACCOUNT (T)   SUB-ACCOUNT (U)
                           ----------------  ---------------  ---------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $  --             $ 2,121,100       $   7,494       $  --             $  --
                             -----------       -----------       ---------       -----------       -----------
EXPENSES:
  Mortality, expense and
   administrative
   charges...............        (90,940)         (153,470)         (6,290)          (11,284)          (10,680)
                             -----------       -----------       ---------       -----------       -----------
    Net investment income
     (loss)..............        (90,940)        1,967,630           1,204           (11,284)          (10,680)
                             -----------       -----------       ---------       -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (658,913)           15,604         (29,783)         (147,980)         (199,763)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (4,927,322)       (5,728,609)       (211,779)       (1,005,878)         (863,657)
                             -----------       -----------       ---------       -----------       -----------
    Net gain (loss) on
     investments.........     (5,586,235)       (5,713,005)       (241,562)       (1,153,858)       (1,063,419)
                             -----------       -----------       ---------       -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(5,677,175)      $(3,745,375)      $(240,358)      $(1,165,142)      $(1,074,099)
                             ===========       ===========       =========       ===========       ===========

                                 HARTFORD             HARTFORD
                           CAPITAL OPPORTUNITIES  AMERICAN LEADERS
                                 HLS FUND             HLS FUND
                              SUB-ACCOUNT (V)     SUB-ACCOUNT (W)
                           ---------------------  ----------------
INVESTMENT INCOME:
  Dividends..............        $--                 $  31,969
                                 ---------           ---------
EXPENSES:
  Mortality, expense and
   administrative
   charges...............          (10,640)            (10,003)
                                 ---------           ---------
    Net investment income
     (loss)..............          (10,640)             21,966
                                 ---------           ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (192,095)            (36,002)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (668,584)           (329,373)
                                 ---------           ---------
    Net gain (loss) on
     investments.........         (860,679)           (365,375)
                                 ---------           ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $(871,319)          $(343,409)
                                 =========           =========

(q) Formerly Fortis Series Fund - Large Cap Growth Series. Change effective April 15, 2002.
(r) Formerly Fortis Series Fund - Small Cap Value Series. Change effective April 15, 2002.
(s) Formerly Fortis Series Fund - Global Equity Series. Change effective April 15, 2002.
(t) Formerly Fortis Series Fund - Investors Growth Stock Series. Change effective April 15, 2002.
(u) Formerly Fortis Series Fund - Blue Chip Stock II Series. Change effective April 15, 2002.
(v) Formerly Fortis Series Fund - Capital Opportunities Series. Change effective April 15, 2002.
(w) Formerly Fortis Series Fund - American Leaders Series. Change effective April 15, 2002.

_____________________________________ SA-11 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                 HARTFORD            HARTFORD U.S.         HARTFORD         HARTFORD
                           GROWTH OPPORTUNITIES  GOVERNMENT SECURITIES   MONEY MARKET       ADVISERS
                                 HLS FUND              HLS FUND            HLS FUND         HLS FUND
                             SUB-ACCOUNT (A)        SUB-ACCOUNT (B)     SUB-ACCOUNT (C)  SUB-ACCOUNT (D)
                           --------------------  ---------------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................      $ (2,257,799)          $   615,962        $    807,671     $  3,629,626
  Net realized gain
   (loss) on security
   transactions..........        (8,916,956)              172,161            (903,474)     (13,365,012)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (62,932,987)              992,332             218,193       (1,101,035)
                               ------------           -----------        ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (74,107,742)            1,780,455             122,390      (10,836,421)
                               ------------           -----------        ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............        10,041,388            12,080,700          39,766,996       67,010,604
  Surrenders for benefit
   payments and fees.....       (12,842,939)           (6,620,118)        (38,435,821)     (67,069,781)
                               ------------           -----------        ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (2,801,550)            5,460,582           1,331,175          (59,177)
                               ------------           -----------        ------------     ------------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............         --                    --                   --               --
  Net increase (decrease)
   in net assets.........       (76,909,293)            7,241,037           1,453,565      (10,895,598)
NET ASSETS:
  Beginning of period....       260,201,009            16,253,752          18,587,078       67,920,005
                               ------------           -----------        ------------     ------------
  End of period..........      $183,291,716           $23,494,789        $ 20,040,643     $ 57,024,407
                               ============           ===========        ============     ============

(a) Formerly Fortis Series Fund - Growth Stock Series. Change effective March 18, 2002.
(b) Formerly Fortis Series Fund - U.S. Gov't Securities Series. Change effective March 18, 2002.
(c) Effective April 30 2002, Fortis Series Fund - Money Market Series merged with Hartford Money Market HLS Fund Sub-Account.
(d)  Effective April 30, 2002, Fortis Series Fund - Asset Allocation
     Series merged with Hartford Advisers HLS Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                              HARTFORD         HARTFORD          HARTFORD         HARTFORD         HARTFORD
                                BOND        GLOBAL LEADERS   SMALL CAP GROWTH  GROWTH & INCOME    HIGH YIELD
                              HLS FUND         HLS FUND          HLS FUND         HLS FUND         HLS FUND
                           SUB-ACCOUNT (E)  SUB-ACCOUNT (F)  SUB-ACCOUNT (G)   SUB-ACCOUNT (H)  SUB-ACCOUNT (I)
                           ---------------  ---------------  ----------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $  1,336,678     $ 16,522,791      $   (756,056)    $  4,613,625      $ 1,272,936
  Net realized gain
   (loss) on security
   transactions..........     (1,259,648)     (27,699,484)       (4,460,081)     (12,711,298)      (3,148,591)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        887,273       (7,051,343)      (23,466,830)      (2,965,984)       1,351,318
                            ------------     ------------      ------------     ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        964,303      (18,228,037)      (28,682,967)     (11,063,657)        (524,337)
                            ------------     ------------      ------------     ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............     14,290,290       91,104,859        13,525,141       42,347,623        7,246,900
  Surrenders for benefit
   payments and fees.....    (12,005,351)     (91,276,339)      (10,405,375)     (41,991,944)      (7,227,527)
                            ------------     ------------      ------------     ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,284,939         (171,480)        3,119,766          355,679           19,373
                            ------------     ------------      ------------     ------------      -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............       --               --                --               --               --
  Net increase (decrease)
   in net assets.........      3,249,242      (18,399,517)      (25,563,201)     (10,707,978)        (504,963)
NET ASSETS:
  Beginning of period....      9,681,639       89,796,964        95,571,017       43,009,021        6,509,783
                            ------------     ------------      ------------     ------------      -----------
  End of period..........   $ 12,930,882     $ 71,397,448      $ 70,007,817     $ 32,301,043      $ 6,004,820
                            ============     ============      ============     ============      ===========

                                  HARTFORD             HARTFORD           HARTFORD
                           INTERNATIONAL STOCK II  MULTISECTOR BOND  INTERNATIONAL STOCK
                                  HLS FUND             HLS FUND           HLS FUND
                              SUB-ACCOUNT (J)      SUB-ACCOUNT (K)     SUB-ACCOUNT (L)
                           ----------------------  ----------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................       $   (39,936)          $  184,908         $   (27,792)
  Net realized gain
   (loss) on security
   transactions..........          (437,676)             (16,774)           (749,213)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (874,972)             (51,426)         (2,360,742)
                                -----------           ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (1,352,585)             116,708          (3,137,747)
                                -----------           ----------         -----------
UNIT TRANSACTIONS:
  Purchases..............         1,359,681              941,604           2,641,253
  Surrenders for benefit
   payments and fees.....          (772,481)            (590,125)         (1,652,900)
                                -----------           ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           587,200              351,479             988,353
                                -----------           ----------         -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............         --                    --                 --
  Net increase (decrease)
   in net assets.........          (765,384)             468,187          (2,149,394)
NET ASSETS:
  Beginning of period....         7,160,919            3,601,758          28,843,729
                                -----------           ----------         -----------
  End of period..........       $ 6,395,535           $4,069,945         $26,694,335
                                ===========           ==========         ===========

(e)  Effective April 30, 2002, Fortis Series Fund - Diversified Income
     Series merged with Hartford Bond HLS Fund Sub-Account.
(f) Effective April 30, 2002, Fortis Series Fund - Global Growth Series merged with Hartford Global Leaders HLS Fund Sub-Account.
(g) Formerly Fortis Series Fund - Aggressive Growth Series. Change effective March 18, 2002.
(h)  Effective April 30, 2002, Fortis Series Fund - Growth & Income
     Series merged with Hartford Growth and Income HLS Fund Sub-Account.
(i) Effective April 30, 2002, Fortis Series Fund - High Yield Series merged with Hartford High Yield HLS Fund Sub-Account.
(j) Formerly Fortis Series Fund - International Stock II Series. Change effective April 15, 2002.
(k) Formerly Fortis Series Fund - Multisector Bond Series. Change effective April 15, 2002.
(l) Formerly Fortis Series Fund - International Stock Series. Change effective April 15, 2002.

_____________________________________ SA-13 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                HARTFORD           HARTFORD         HARTFORD         HARTFORD
                           VALUE OPPORTUNITIES       INDEX       BLUE CHIP STOCK   MID CAP STOCK
                                HLS FUND           HLS FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT (M)    SUB-ACCOUNT (N)  SUB-ACCOUNT (O)  SUB-ACCOUNT (P)
                           -------------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................      $   445,350       $  5,355,274     $   (415,568)     $   (67,467)
  Net realized gain
   (loss) on security
   transactions..........         (460,669)       (13,903,348)        (724,140)        (132,453)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (7,070,504)        (8,450,216)     (12,428,281)      (1,463,986)
                               -----------       ------------     ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (7,085,823)       (16,998,290)     (13,567,989)      (1,663,906)
                               -----------       ------------     ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............        3,980,073         80,138,544        5,801,949        4,746,573
  Surrenders for benefit
   payments and fees.....       (1,339,755)       (77,072,880)      (2,626,867)      (1,469,513)
                               -----------       ------------     ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        2,640,318          3,065,664        3,175,082        3,277,060
                               -----------       ------------     ------------      -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                  --               --               --
  Net increase (decrease)
   in net assets.........       (4,445,505)       (13,932,626)     (10,392,907)       1,613,154
NET ASSETS:
  Beginning of period....       25,875,835         71,318,775       51,907,262        9,186,854
                               -----------       ------------     ------------      -----------
  End of period..........      $21,430,330       $ 57,386,149     $ 41,514,355      $10,800,008
                               ===========       ============     ============      ===========

(m)  Formerly Fortis Series Fund - Value Series. Change effective March 18,
     2002.
(n) Effective April 30, 2002, Fortis Series Fund - S&P 500 Index Series merged with Hartford Index HLS Fund Sub-Account.
(o) Formerly Fortis Series Fund - Blue Chip Stock Series. Change effective April 15, 2002.
(p)  Formerly Fortis Series Fund - Mid Cap Stock Series. Change effective
     April 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                               HARTFORD         HARTFORD         HARTFORD          HARTFORD         HARTFORD
                           LARGE CAP GROWTH  SMALL CAP VALUE   GLOBAL EQUITY   INVESTORS GROWTH   BLUE CHIP II
                               HLS FUND         HLS FUND         HLS FUND          HLS FUND         HLS FUND
                           SUB-ACCOUNT (Q)   SUB-ACCOUNT (R)  SUB-ACCOUNT (S)  SUB-ACCOUNT (T)   SUB-ACCOUNT (U)
                           ----------------  ---------------  ---------------  ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $   (90,940)      $ 1,967,630      $     1,204      $   (11,284)      $   (10,680)
  Net realized gain
   (loss) on security
   transactions..........       (658,913)           15,604          (29,783)        (147,980)         (199,763)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (4,927,322)       (5,728,609)        (211,779)      (1,005,878)         (863,657)
                             -----------       -----------      -----------      -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (5,677,175)       (3,745,375)        (240,358)      (1,165,142)       (1,074,099)
                             -----------       -----------      -----------      -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............      2,475,126         7,712,524          679,846        1,361,995         2,053,627
  Surrenders for benefit
   payments and fees.....     (1,280,677)       (2,380,310)        (205,414)        (341,376)         (635,800)
                             -----------       -----------      -----------      -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,194,449         5,332,214          474,432        1,020,619         1,417,827
                             -----------       -----------      -----------      -----------       -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............       --                --             (1,033,101)        (834,121)         (554,489)
  Net increase (decrease)
   in net assets.........     (4,482,726)        1,586,839         (799,027)        (978,644)         (210,761)
NET ASSETS:
  Beginning of period....     17,547,816        18,848,468        2,740,594        4,413,851         3,706,121
                             -----------       -----------      -----------      -----------       -----------
  End of period..........    $13,065,090       $20,435,307      $ 1,941,567      $ 3,435,207       $ 3,495,359
                             ===========       ===========      ===========      ===========       ===========

                                 HARTFORD             HARTFORD
                           CAPITAL OPPORTUNITIES  AMERICAN LEADERS
                                 HLS FUND             HLS FUND
                              SUB-ACCOUNT (V)     SUB-ACCOUNT (W)
                           ---------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $  (10,640)          $   21,966
  Net realized gain
   (loss) on security
   transactions..........         (192,095)             (36,002)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (668,584)            (329,373)
                                ----------           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (871,319)            (343,409)
                                ----------           ----------
UNIT TRANSACTIONS:
  Purchases..............        1,154,979            1,209,747
  Surrenders for benefit
   payments and fees.....         (408,980)            (188,138)
                                ----------           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          745,999            1,021,609
                                ----------           ----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............         (848,349)            (850,401)
  Net increase (decrease)
   in net assets.........         (973,669)            (172,201)
NET ASSETS:
  Beginning of period....        3,443,978            2,085,805
                                ----------           ----------
  End of period..........       $2,470,309           $1,913,604
                                ==========           ==========

(q) Formerly Fortis Series Fund - Large Cap Growth Series. Change effective April 15, 2002.
(r) Formerly Fortis Series Fund - Small Cap Value Series. Change effective April 15, 2002.
(s) Formerly Fortis Series Fund - Global Equity Series. Change effective April 15, 2002.
(t) Formerly Fortis Series Fund - Investors Growth Stock Series. Change effective April 15, 2002.
(u) Formerly Fortis Series Fund - Blue Chip Stock II Series. Change effective April 15, 2002.
(v) Formerly Fortis Series Fund - Capital Opportunities Series. Change effective April 15, 2002.
(w) Formerly Fortis Series Fund - American Leaders Series. Change effective April 15, 2002.

_____________________________________ SA-15 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                           FORTIS SERIES    FORTIS SERIES    FORTIS SERIES    FORTIS SERIES
                              FUND -           FUND -           FUND -           FUND -
                              GROWTH         U.S. GOV'T          MONEY            ASSET
                           STOCK SERIES   SECURITIES SERIES  MARKET SERIES  ALLOCATION SERIES
                           -------------  -----------------  -------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................  $  69,621,951     $   635,256     $    608,847     $  7,689,038
  Net realized gain
   (loss) on security
   transactions..........       (584,898)         72,618           43,813          (56,111)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (148,936,124)        110,843         (200,765)     (13,317,876)
                           -------------     -----------     ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (79,899,071)        818,717          451,895       (5,684,949)
                           -------------     -----------     ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............     13,655,136       7,654,094       19,555,961        4,982,984
  Surrenders for benefit
   payments and fees.....    (10,685,566)     (2,504,538)     (14,085,099)      (2,907,401)
                           -------------     -----------     ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,969,570       5,149,556        5,470,862        2,075,583
                           -------------     -----------     ------------     ------------
  Net increase (decrease)
   in net assets.........    (76,929,501)      5,968,273        5,922,757       (3,609,366)
NET ASSETS:
  Beginning of period....    337,130,510      10,285,479       12,664,321       71,529,371
                           -------------     -----------     ------------     ------------
  End of period..........  $ 260,201,009     $16,253,752     $ 18,587,078     $ 67,920,005
                           =============     ===========     ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                           FORTIS SERIES  FORTIS SERIES  FORTIS SERIES  FORTIS SERIES  FORTIS SERIES    FORTIS SERIES
                              FUND -         FUND -         FUND -         FUND -         FUND -            FUND -
                            DIVERSIFIED      GLOBAL       AGGRESSIVE      GROWTH &         HIGH         INTERNATIONAL
                           INCOME SERIES  GROWTH SERIES  GROWTH SERIES  INCOME SERIES  YIELD SERIES    STOCK SERIES II
                           -------------  -------------  -------------  -------------  -------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $   632,748   $  4,508,679   $ 10,696,682    $ 3,483,784    $  676,946       $   (76,082)
  Net realized gain
   (loss) on security
   transactions..........       (74,418)       125,204     (1,042,232)       (46,963)     (203,065)         (265,986)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (82,583)   (33,360,702)   (32,628,712)    (8,458,702)     (510,102)       (1,512,086)
                            -----------   ------------   ------------    -----------    ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       475,747    (28,726,819)   (22,974,262)    (5,021,881)      (36,221)       (1,854,154)
                            -----------   ------------   ------------    -----------    ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     3,175,181      6,526,151     16,347,954      2,830,436     1,814,572         1,718,381
  Surrenders for benefit
   payments and fees.....    (2,285,567)    (3,837,044)    (8,184,982)    (1,923,165)     (856,618)         (730,055)
                            -----------   ------------   ------------    -----------    ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       889,614      2,689,107      8,162,972        907,271       957,954           988,326
                            -----------   ------------   ------------    -----------    ----------       -----------
  Net increase (decrease)
   in net assets.........     1,365,361    (26,037,712)   (14,811,290)    (4,114,610)      921,733          (865,828)
NET ASSETS:
  Beginning of period....     8,316,278    115,834,676    110,382,307     47,123,631     5,588,050         8,026,747
                            -----------   ------------   ------------    -----------    ----------       -----------
  End of period..........   $ 9,681,639   $ 89,796,964   $ 95,571,017    $43,009,021    $6,509,783       $ 7,160,919
                            ===========   ============   ============    ===========    ==========       ===========

                           FORTIS SERIES  FORTIS SERIES
                              FUND -         FUND -
                            MULTISECTOR   INTERNATIONAL
                            BOND SERIES   STOCK SERIES
                           -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (31,020)   $  2,443,064
  Net realized gain
   (loss) on security
   transactions..........        2,714        (210,862)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      153,559     (11,427,797)
                            ----------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      125,253      (9,195,595)
                            ----------    ------------
UNIT TRANSACTIONS:
  Purchases..............    1,380,173       3,359,161
  Surrenders for benefit
   payments and fees.....     (479,155)     (1,537,406)
                            ----------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      901,018       1,821,755
                            ----------    ------------
  Net increase (decrease)
   in net assets.........    1,026,271      (7,373,840)
NET ASSETS:
  Beginning of period....    2,575,487      36,217,569
                            ----------    ------------
  End of period..........   $3,601,758    $ 28,843,729
                            ==========    ============

_____________________________________ SA-17 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                          FORTIS SERIES   FORTIS SERIES    FORTIS SERIES
                           FORTIS SERIES     FUND -           FUND -          FUND -
                              FUND -        S &P 500        BLUE CHIP         MID CAP
                           VALUE SERIES   INDEX SERIES     STOCK SERIES    STOCK SERIES
                           -------------  -------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $ 2,816,529   $  1,884,589     $  (493,135)     $   (26,736)
  Net realized gain
   (loss) on security
   transactions..........       230,429        (44,231)       (100,768)         (84,603)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,897,582)   (11,950,897)     (7,948,319)        (135,765)
                            -----------   ------------     -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (850,624)   (10,110,539)     (8,542,222)        (247,104)
                            -----------   ------------     -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............     7,803,533      9,766,564       6,954,251        4,694,889
  Surrenders for benefit
   payments and fees.....    (2,012,251)    (3,530,238)     (1,136,528)      (1,164,372)
                            -----------   ------------     -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,791,282      6,236,326       5,817,723        3,530,517
                            -----------   ------------     -----------      -----------
  Net increase (decrease)
   in net assets.........     4,940,658     (3,874,213)     (2,724,499)       3,283,413
NET ASSETS:
  Beginning of period....    20,935,177     75,192,988      54,631,761        5,903,441
                            -----------   ------------     -----------      -----------
  End of period..........   $25,875,835   $ 71,318,775     $51,907,262      $ 9,186,854
                            ===========   ============     ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                           FORTIS SERIES  FORTIS SERIES  FORTIS SERIES  FORTIS SERIES  FORTIS SERIES      FORTIS SERIES
                              FUND -         FUND -         FUND -         FUND -          FUND -             FUND -
                             LARGE CAP      SMALL CAP       GLOBAL        INVESTORS         BLUE             CAPITAL
                           GROWTH SERIES  VALUE SERIES   EQUITY SERIES  GROWTH SERIES  CHIP II SERIES  OPPORTUNITIES SERIES
                           -------------  -------------  -------------  -------------  --------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................   $  (114,705)   $  (109,116)   $   12,117     $   (9,449)     $   (7,356)        $   (9,924)
  Net realized gain
   (loss) on security
   transactions..........      (344,415)       481,825        (6,568)       (37,253)        (13,316)           (78,263)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,191,065)     2,248,326      (190,059)      (781,903)       (622,776)          (734,121)
                            -----------    -----------    ----------     ----------      ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (2,650,185)     2,621,035      (184,510)      (828,605)       (643,448)          (822,308)
                            -----------    -----------    ----------     ----------      ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............     5,178,812     10,233,196     1,307,445      2,757,112       2,484,409          2,306,965
  Surrenders for benefit
   payments and fees.....    (1,084,111)    (3,815,629)      (67,860)      (112,343)        (57,521)          (396,408)
                            -----------    -----------    ----------     ----------      ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,094,701      6,417,567     1,239,585      2,644,769       2,426,888          1,910,557
                            -----------    -----------    ----------     ----------      ----------         ----------
  Net increase (decrease)
   in net assets.........     1,444,516      9,038,602     1,055,075      1,816,164       1,783,440          1,088,249
NET ASSETS:
  Beginning of period....    16,103,300      9,809,866     1,685,519      2,597,687       1,922,681          2,355,729
                            -----------    -----------    ----------     ----------      ----------         ----------
  End of period..........   $17,547,816    $18,848,468    $2,740,594     $4,413,851      $3,706,121         $3,443,978
                            ===========    ===========    ==========     ==========      ==========         ==========

                           FORTIS SERIES
                               FUND -
                              AMERICAN
                           LEADERS SERIES
                           --------------
OPERATIONS:
  Net investment income
   (loss)................    $    7,261
  Net realized gain
   (loss) on security
   transactions..........        (4,379)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (38,013)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (35,131)
                             ----------
UNIT TRANSACTIONS:
  Purchases..............     1,039,939
  Surrenders for benefit
   payments and fees.....       (68,410)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       971,529
                             ----------
  Net increase (decrease)
   in net assets.........       936,398
NET ASSETS:
  Beginning of period....     1,149,407
                             ----------
  End of period..........    $2,085,805
                             ==========

_____________________________________ SA-19 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED DECEMBER 31, 2002

 1.  GENERAL:

    FORTIS BENEFITS INSURANCE COMPANY

    Variable Account C ("the Account") was established as a segregated asset account of Fortis Benefits Insurance Company ("Fortis Benefits") on March 13, 1986 under Minnesota law. The Account is registered under the Investment Company Act of 1940 as a unit investment trust. Fortis Benefits serves as distributor of Harmony Investment Life and Wall Street Series policies.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

    The assets of the Account are segregated from Fortis Benefits' other assets. The following is a summary of significant accounting policies consistently followed by the Account in the preparation of its financial statements.

    INVESTMENT TRANSACTIONS

    All assets of the Account are invested in shares of the corresponding portfolio of the Hartford HLS Series Fund, Inc. The shares are valued at the Funds' offering and redemption prices per share.

    Purchases and sales of shares of the Funds are recorded on the trade date. The cost of investments sold and redeemed is determined using the average cost method.

    Dividend income from the Funds is recorded on the ex-dividend date. All distributions from the Funds are reinvested.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of net assets at the date of the financial statements and the reported results of operations and changes in net assets during the reporting period. Actual results could differ from these estimates.

 3.  INVESTMENTS:

    There are 23 subaccounts within the Account. On May 1, 2002, the Fortis Series Funds merged into the Hartford HLS funds.

    The number of shares and aggregate cost of purchases, including reinvested dividends and realized capital gains, and aggregate cost of investments sold or redeemed were as follows:

                                           YEAR ENDED DECEMBER 31, 2002:
                                ----------------------------------------------------
                                       SHARES*
                                ----------------------    COST OF     COST OF SALES/
                                PURCHASED      SOLD      PURCHASES     REDEMPTIONS
                                ----------  ----------  ------------  --------------
Hartford HLS funds;
  Growth Opportunities........     529,515     832,175  $ 10,041,388   $ 24,017,999
  U.S. Government
   Securities.................   1,184,876     622,633    12,874,249      6,625,541
  Money Market................  32,607,474  14,222,174    40,738,723     39,503,457
  Advisers....................  33,321,711  34,726,013    71,239,054     81,033,607
  Bond........................  12,980,081  12,808,779    15,733,409     13,371,479
  Global Leaders..............  72,097,994  70,829,804   108,480,411    119,828,543
  Small Cap Growth............     953,137     782,666    13,525,141     15,621,476
  Growth & Income.............  42,642,520  41,613,162    47,350,831     55,093,069
  High Yield..................   8,634,282   8,881,014     8,577,013     10,433,316
  International Stock II......     181,644     108,511     1,386,310      1,276,719
  Multisector Bond............     109,761      59,560     1,160,600        640,990
  International Stock.........     288,411     193,970     2,890,540      2,679,148
  Value Opportunities.........     363,345     134,562     4,639,929      2,014,697
  Index.......................  29,871,787  31,614,000    86,084,600     91,567,049
  Blue Chip Stock.............     392,788     214,072     5,801,949      3,766,505
  Mid Cap Stock...............     494,769     166,369     4,746,573      1,669,459
  Large Cap Growth............     305,775     167,315     2,475,126      2,030,571
  Small Cap Value.............     760,047     208,333     9,833,624      2,518,103
  Global Equity...............      85,502      27,096       687,340        241,487
  Investors Growth............     232,720      63,360     1,361,995        500,642
  Blue Chip II................     330,531     107,838     2,053,627        846,243
  Capital Opportunities.......     196,906      74,424     1,154,979        611,709
  American Leaders............     139,057      23,317     1,241,716        234,142

  * Shares are the equivalent of units owned by participants prior to applicable management fees.

 4.  ACCOUNT CHARGES:

    PREMIUM EXPENSE CHARGE

    For Wall Street Series VUL, VUL 220, VUL 500 and Survivor policies there are currently no premium expense charge; however, Fortis Benefits reserves the right to impose a charge up to 2.5% of each premium payment, for the VUL, VUL 220, VUL 500, and a charge up to 3.0% of each premium payment for the Survivor, to be reimbursed for premium taxes or similar charges it expects to pay.

    For Harmony Investment Life policies a 5% sales charge and a 2.2% state premium tax are deducted from each premium payment received by Fortis Benefits. Fortis Benefits reserves the right to charge this premium tax, but it will never exceed 5%. The resulting net premiums are allocated to the

_____________________________________ SA-20 ____________________________________
    subaccounts of the Account and/or to the Fortis Benefits general account.

    MONTHLY DEDUCTIONS FROM POLICY VALUE

    Monthly deductions from the net assets attributed to each policy are as follows:

    -  Monthly cost of insurance.

    -  Monthly cost of any optional insurance benefits added by rider.

    For Wall Street Series VUL policies:

    - Monthly administrative charge of $5.00 per policy. Fortis Benefits reserves the right to change this administrative charge, but it will never exceed $11.50 per month. Fortis Benefits also reserves the right to impose an additional monthly administrative charge of up to $.13 per thousand dollars of face amount in force.

    - Asset-based charge (mortality and expense risk charge) from the policy value invested in any of the investment options (other than the general account option). The charge is based on annual percentage rates as follows:

           UNLOANED POLICY VALUE
           IN VARIABLE SUBACCOUNTS                   YEARS 1-9  YEARS 10+
           -----------------------                   ---------  ---------
           $0 - $25,000............................      1.10%       70%
           $25,001 - $250,000......................       .70%      .30%
           $250,001 or more........................       .35%      .10%

    For Wall Street Series VUL 220, VUL 500 and Survivor Policies:

    - For Wall Street Series VUL 220 and VUL 500 a monthly administrative charge of $4.50 per policy. For Wall Street Series Survivor a monthly administrative charge of $6.00 per policy. Fortis Benefits reserves the right to change this administrative charge, but it will never exceed $7.50 per month for VUL 220, VUL 500 and Survivor.

    - For VUL 220 ,VUL 500 and Survivor, a monthly sales, premium tax and policy advance charge of $4.00 per policy.

    - For Survivor policies, there is a policy issuance expense charge, which is assessed as a front-load charge. These charges are described in the prospectus.

    For Harmony Investment Life Policies:

    - Monthly administrative charge of $5.00 per policy ($3.00 for policies applied for prior to July 1, 1988).

    - For policies issued prior to July 1, 1988, Fortis Benefits currently imposes an expense charge of $10.00 per month and an additional per-thousand-of face amount insurance charge of $0.06 per month for insureds age 29 or less and $0.20 per month for insureds age 30 and over during the first 12 policy months.

    -  For policies issued prior to July 1, 1988:

       - Monthly administrative charge of $3.00 per policy. Fortis Benefits reserves the right to change this monthly administrative charge, but it will never exceed $5.00 per policy.

       - Monthly expense charge of $10.00 for the first policy year following a policy face change. Fortis Benefits reserves the right to change this monthly expense charge, but it will never exceed $15.00.

       - Monthly per-thousand-of-face insurance charge of $0.06 for insureds age 29 or less and $0.08 for insureds issue age 30 to 70 for the first policy year or first policy year following a policy face change. Fortis Benefits reserves the right to change this monthly expense charge, but it will never exceed $0.20 and $0.25, respectively.

    -  For policies issued subsequent to July 1, 1988:

       -  Monthly administrative charge of $5.00 per policy.

       - Fortis Benefits currently does not impose a monthly expense charge but, it reserves the right to impose a $15.00 per month charge for the first policy year or first policy year following a policy face change.

       - Fortis Benefits currently does not impose a monthly per-thousand-of-face insurance expense charge. It reserves the right to impose a monthly insurance expense charge of $0.20 for insureds age 29 or less or $0.25 for insureds issue age of 30 to 70 for the first policy year or first policy year following a policy face change.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2002

    MORTALITY AND EXPENSE RISK AND POLICY ADVANCE CHARGES

    Fortis Benefits deducts a daily mortality and expense risk charge from the Account at an annual rate of 0.75% of the net assets of Harmony Investment Life policyholders, 0.90% of the net assets of Wall Street Series VUL, VUL 220 and VUL 500 policyholders, and 1.00% of the net assets of Wall Street Survivor policyholders. These charges will be deducted by Fortis Benefits in return for its assumption of expenses arising from adverse mortality experience or excess administrative expenses in connection with policies issued. Fortis Benefits also deducts a sales, premium tax and policy advance charge from the Account at an annual rate of 0.27% of net assets of Wall Street Series VUL 220 and VUL 500 policyholders, and 0.35% of net assets of Wall Street Series Survivor policyholders.

 5.  SURRENDER CHARGES:

    For policies surrendered within the first 14 years of issuance for Wall Street Series VUL, the first 11 years of issuance for the Wall Street
    Series VUL 220 and VUL 500, and the first 10 years of issuance for the Wall Street Survivor, and the first 9 years of issuance for Harmony Life, Fortis Benefits assesses a surrender charge. Surrender charges are described in the respective prospectuses.

    Redemptions are reported prior to the deduction of surrender and premium tax charges, which are paid directly to Fortis Benefits. The surrender and premium tax charges collected by Fortis Benefits were $10,939,533 and $8,935,368 in 2002 and 2001, respectively.

 6.  FEDERAL INCOME TAXES:

    The operations of the Account form a part of, and are taxed with, the operations of Fortis Benefits, which is taxed as a life insurance company under the Internal Revenue Code. As a result, the net asset values of the subaccounts are not affected by federal income taxes on income distributions received by the subaccounts.

 7.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners equity, expense ratios, investment income ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued and outstanding during the reporting period

                                                                                   INVESTMENT
                                                 UNIT        CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE#  OWNERS EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  -----------  -------------  -------  ----------  -----------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2002  Lowest contract charges    2,098,527    $ 8.89     $ 18,663,881     --        --           (27.65)%
        Highest contract charges     288,112     11.65        3,356,453     1.35%     --           (28.62)%
        Remaining contract
        charges                    6,323,303     --         161,271,382     --        --           --
  2001  Lowest contract charges    1,580,703     12.29       19,431,325     --         24.30%      (22.85)%
        Highest contract charges     283,717     16.32        4,630,723     1.35%      24.30%      (23.90)%
        Remaining contract
        charges                    6,618,248     --         236,138,961     --        --           --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2002  Lowest contract charges      374,100     13.15        4,919,482     --          3.99%       10.73%
        Highest contract charges      80,589     14.96        1,205,899     1.35%       3.99%        9.25%
        Remaining contract
        charges                      787,974     --          17,369,408     --        --           --
  2001  Lowest contract charges      227,220     11.88        2,698,430     --          5.83%        7.54%
        Highest contract charges      73,869     13.70        1,011,800     1.35%       5.83%        6.09%
        Remaining contract
        charges                      621,954     --          12,543,522     --        --           --
HARTFORD MONEY MARKET HLS FUND
  2002  Lowest contract charges      536,913     11.57        6,212,911     --          5.03%        1.50%
        Highest contract charges     167,979     12.32        2,069,460     1.35%       5.03%        0.13%
        Remaining contract
        charges                      742,000     --          11,758,272     --        --           --

_____________________________________ SA-22 ____________________________________

                                                                                   INVESTMENT
                                                 UNIT        CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE#  OWNERS EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  -----------  -------------  -------  ----------  -----------
HARTFORD ADVISERS HLS FUND
  2002  Lowest contract charges    1,076,453    $ 9.00     $  9,684,773     --          6.77%      (14.89)%
        Highest contract charges     172,764     13.66        2,359,914     1.35%       6.77%      (16.03)%
        Remaining contract
        charges                    1,809,173     --          44,979,720     --        --           --
HARTFORD BOND HLS FUND
  2002  Lowest contract charges      172,244     12.39        2,134,325     --         12.76%       10.09%
        Highest contract charges      54,869     14.15          776,587     1.35%      12.76%        8.61%
        Remaining contract
        charges                      457,251     --          10,019,970     --        --           --
HARTFORD GLOBAL LEADERS HLS FUND
  2002  Lowest contract charges      999,594      7.66        7,661,089     --         21.56%      (19.35)%
        Highest contract charges     217,771      9.21        2,004,885     1.35%      21.56%      (20.43)%
        Remaining contract
        charges                    3,743,023     --          61,731,474     --        --           --
HARTFORD SMALLCAP GROWTH HLS FUND
  2002  Lowest contract charges    1,608,473      9.58       15,403,858     --        --           (28.83)%
        Highest contract charges     291,069     10.55        3,072,105     1.35%     --           (29.79)%
        Remaining contract
        charges                    3,350,542     --          51,531,854     --        --           --
  2001  Lowest contract charges    1,232,916     13.46       16,591,232     --         11.29%      (20.18)%
        Highest contract charges     262,097     15.03        3,940,125     1.35%      11.29%      (21.26)%
        Remaining contract
        charges                    3,431,819     --          75,039,660     --        --           --
HARTFORD GROWTH AND INCOME HLS FUND
  2002  Lowest contract charges      492,639      7.35        3,619,120     --         13.29%      (24.68)%
        Highest contract charges     147,888     11.94        1,765,807     1.35%      13.29%      (25.69)%
        Remaining contract
        charges                    1,620,621     --          26,916,116     --        --           --
HARTFORD HIGH YIELD HLS FUND
  2002  Lowest contract charges      152,038      8.68        1,319,061     --         21.26%       (7.19)%
        Highest contract charges      42,937      9.57          411,063     1.35%      21.26%       (8.43)%
        Remaining contract
        charges                      389,387     --           4,274,696     --        --           --
HARTFORD INTERNATIONAL STOCK II HLS FUND
  2002  Lowest contract charges      199,675      5.90        1,177,298     --          0.39%      (17.72)%
        Highest contract charges      70,690      7.64          540,276     1.35%       0.39%      (18.82)%
        Remaining contract
        charges                      501,050     --           4,677,961     --        --           --
  2001  Lowest contract charges      151,562      7.17        1,086,039     --        --           (21.48)%
        Highest contract charges      68,216      9.42          642,262     1.35%     --           (22.54)%
        Remaining contract
        charges                      473,220     --           5,432,618     --        --           --
HARTFORD MULTISECTOR BOND HLS FUND
  2002  Lowest contract charges      104,419     11.19        1,167,976     --          5.71%        3.94%
        Highest contract charges      34,186     11.72          400,716     1.35%       5.71%        2.54%
        Remaining contract
        charges                      185,519     --           2,501,253     --        --           --
  2001  Lowest contract charges       75,489     10.76          812,398     --        --             5.61%
        Highest contract charges      30,138     11.43          344,506     1.35%     --             4.19%
        Remaining contract
        charges                      186,281     --           2,444,854     --        --           --

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                   INVESTMENT
                                                 UNIT        CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE#  OWNERS EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  -----------  -------------  -------  ----------  -----------
HARTFORD INTERNATIONAL STOCK HLS FUND
  2002  Lowest contract charges      670,829    $ 7.27     $  4,880,216     --          0.90%       (9.74)%
        Highest contract charges     175,808      9.92        1,744,143     1.35%       0.90%      (10.96)%
        Remaining contract
        charges                    1,692,077     --          20,069,976     --        --           --
  2001  Lowest contract charges      552,133      8.06        4,450,400     --          8.49%      (24.28)%
        Highest contract charges     163,325     11.14        1,819,685     1.35%       8.49%      (25.30)%
        Remaining contract
        charges                    1,697,712     --          22,573,644     --        --           --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2002  Lowest contract charges      633,261      8.51        5,386,710     --          2.79%      (24.95)%
        Highest contract charges     123,875     13.29        1,645,935     1.35%       2.49%      (25.96)%
        Remaining contract
        charges                    1,076,741     --          14,397,685     --        --           --
  2001  Lowest contract charges      434,939     11.33        4,929,806     --         13.05%       (2.54)%
        Highest contract charges     108,359     17.95        1,944,610     1.35%      13.05%       (3.86)%
        Remaining contract
        charges                    1,054,057     --          19,001,419     --        --           --
HARTFORD INDEX HLS FUND
  2002  Lowest contract charges    1,992,890      6.71       13,375,699     --          5.50%      (22.43)%
        Highest contract charges     317,461     13.21        4,193,360     1.35%       5.50%      (23.47)%
        Remaining contract
        charges                    2,999,514     --          39,817,090     --        --           --
HARTFORD BLUE CHIP STOCK HLS FUND
  2002  Lowest contract charges    1,518,903      7.03       10,673,594     --        --           (24.39)%
        Highest contract charges     239,645     13.20        3,162,463     1.35%     --           (25.41)%
        Remaining contract
        charges                    2,090,394     --          27,678,298     --        --           --
  2001  Lowest contract charges    1,194,213      9.29       11,099,709     --        --           (14.42)%
        Highest contract charges     211,775     17.69        3,746,794     1.35%     --           (15.57)%
        Remaining contract
        charges                    2,091,570     --          37,060,759     --        --           --
HARTFORD MID CAP STOCK HLS FUND
  2002  Lowest contract charges      501,082     10.11        5,067,128     --        --           (13.06)%
        Highest contract charges      99,265      9.17          909,811     1.35%     --           (14.23)%
        Remaining contract
        charges                      521,746     --           4,823,069     --        --           --
  2001  Lowest contract charges      362,197     11.63        4,212,806     --          0.32%       (4.17)%
        Highest contract charges     592,795     10.69          592,795     1.35%       0.32%       (5.47)%
        Remaining contract
        charges                      407,285     --           4,381,253     --        --           --
HARTFORD LARGE CAP GROWTH HLS FUND
  2002  Lowest contract charges    1,186,781      5.56        6,597,112     --        --           (31.04)%
        Highest contract charges     170,096      6.82        1,160,565     1.35%     --           (31.97)%
        Remaining contract
        charges                      771,282     --           5,307,413     --        --           --
  2001  Lowest contract charges      974,746      8.06        7,857,209     --        --           (14.90)%
        Highest contract charges     163,875     10.03        1,643,473     1.35%     --           (16.05)%
        Remaining contract
        charges                      797,068     --           8,047,134     --        --           --
HARTFORD SMALL CAP VALUE HLS FUND
  2002  Lowest contract charges      593,968     13.95        8,286,262     --         10.80%      (15.16)%
        Highest contract charges     115,341     13.35        1,539,298     1.35%      10.80%      (16.30)%
        Remaining contract
        charges                      788,151     --          10,609,747     --        --           --
  2001  Lowest contract charges      423,921     16.44        6,971,029     --        --            21.01%
        Highest contract charges      81,823     15.95        1,304,668     1.35%     --            19.37%
        Remaining contract
        charges                      658,656     --          10,572,771     --        --           --

_____________________________________ SA-24 ____________________________________

                                                                                   INVESTMENT
                                                 UNIT        CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS    FAIR VALUE#  OWNERS EQUITY  RATIO*    RATIO**     RETURN***
                                   ---------  -----------  -------------  -------  ----------  -----------
HARTFORD GLOBAL EQUITY HLS FUND
  2002  Lowest contract charges      186,710    $ 7.45     $  1,391,140     --          0.32%      (11.80)%
        Highest contract charges      17,401      7.19          125,063     1.35%       0.32%      (12.99)%
        Remaining contract
        charges                       58,891     --             425,364     --        --           --
  2001  Lowest contract charges      148,968      8.45        1,258,469     --          0.74%       (9.62)%
        Highest contract charges      16,124      8.26          133,183     1.35%       0.74%      (10.84)%
        Remaining contract
        charges                       38,125     --             315,841     --        --           --
HARTFORD INVESTORS GROWTH HLS FUND
  2002  Lowest contract charges      518,023      4.87        2,520,529     --        --           (28.00)%
        Highest contract charges      55,893      4.69          262,318     1.35%     --           (28.97)%
        Remaining contract
        charges                      138,330     --             652,360     --        --           --
  2001  Lowest contract charges      388,359      6.76        2,624,440     --        --           (24.79)%
        Highest contract charges      40,265      6.61          266,034     1.35%     --           (25.80)%
        Remaining contract
        charges                      104,006     --             689,256     --        --           --
HARTFORD BLUE CHIP STOCK II HLS FUND
  2002  Lowest contract charges      523,355      5.05        2,641,462     --        --           (26.05)%
        Highest contract charges      36,155      4.87          176,013     1.35%     --           (27.04)%
        Remaining contract
        charges                      138,557     --             677,884     --        --           --
  2001  Lowest contract charges      350,372      6.82        2,391,186     --        --           (22.50)%
        Highest contract charges      27,268      6.67          181,946     1.35%     --           (23.55)%
        Remaining contract
        charges                       86,438     --             578,500     --        --           --
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
  2002  Lowest contract charges      348,521      4.80        1,672,767     --        --           (28.85)%
        Highest contract charges      35,081      4.63          162,409     1.35%     --           (29.81)%
        Remaining contract
        charges                      136,531     --             635,133     --        --           --
  2001  Lowest contract charges      249,148      6.75        1,680,655     --        --           (23.63)%
        Highest contract charges      23,777      6.60          156,815     1.35%     --           (24.66)%
        Remaining contract
        charges                      114,609     --             758,159     --        --           --
HARTFORD AMERICAN LEADERS HLS FUND
  2002  Lowest contract charges      104,826      8.10          849,518     --          1.60%      (19.92)%
        Highest contract charges      18,441      7.82          144,156     1.35%       1.60%      (21.00)%
        Remaining contract
        charges                      117,113     --             919,930     --        --           --
  2001  Lowest contract charges       50,895     10.45          515,051     --          0.72%       (3.49)%
        Highest contract charges      13,056      9.89          129,184     1.35%       0.72%       (4.79)%
        Remaining contract
        charges                       59,566     --             591,169     --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2002
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-26 ____________________________________

                       REPORT OF INDEPENDENT ACCOUNTANTS
                  --------------------------------------------

To the Board of Directors and Shareholder of Fortis Benefits Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, of changes in shareholder's equity and of cash flows present fairly, in all material respects, the financial position of Fortis Benefits Insurance Company (the Company), an indirect, wholly owned subsidiary of Fortis (SA/NV) and Fortis N.V. at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Minneapolis, Minnesota
February 13, 2003

                       FORTIS BENEFITS INSURANCE COMPANY
                                 BALANCE SHEETS

                                                                 DECEMBER 31
                                                      ----------------------------------
                                                                 2002               2001
                                                      ----------------------------------
                                                      (In thousands, except share data)
 ASSETS
   Investments:
   Fixed maturities, at fair value (amortized cost
    2002 - $2,884,670; 2001 - $2,744,158)               $3,044,689        $ 2,785,442
   Equity securities, at fair value (cost 2002 -
    $108,002; 2001 - $114,049)                             102,214            115,348
   Mortgage loans on real estate, less allowance
    for probable losses (2002 - $13,228; 2001 -
    $13,118)                                               578,517            655,211
   Policy loans                                             10,301              9,935
   Short-term investments                                  282,383            258,790
   Real estate and other investments                        62,248             64,424
                                                      ----------------------------------
                                                         4,080,352          3,889,150
   Cash and cash equivalents                                 9,660             11,704
   Receivables:
   Uncollected premiums                                     62,480             63,080
   Reinsurance recoverable on unpaid and paid
    losses                                               1,151,186          1,104,617
   Other                                                    16,183             34,027
                                                      ----------------------------------
                                                         1,229,849          1,201,724
   Accrued investment income                                45,584             50,999
   Deferred policy acquisition costs                       123,813            108,406
   Property and equipment at cost, less accumulated
    depreciation                                             3,796              4,972
   Federal income tax recoverable                            8,258                 --
   Deferred federal income taxes                           125,317            193,022
   Other assets                                              7,746             12,780
   Identifiable intangible assets, less accumulated
    amortization (2002 - $1,400)                            27,400                 --
   Due from affiliates                                          --             12,044
   Goodwill, less accumulated amortization (2002
    and 2001 - $5,720)                                     156,006            167,992
   Assets held in separate accounts                      3,126,978          4,372,559
                                                      ----------------------------------
                                       TOTAL ASSETS     $8,944,759        $10,025,352
                                                      ----------------------------------
 POLICY RESERVES AND LIABILITIES AND SHAREHOLDER'S
  EQUITY
   Policy reserves and liabilities:
   Future policy benefit reserves:
   Traditional and pre-need life insurance              $1,881,137        $ 1,796,952
   Interest sensitive and investment products            1,020,724          1,052,932
   Accident and health                                   1,264,565          1,110,436
                                                      ----------------------------------
                                                         4,166,426          3,960,320
   Unearned revenues                                        50,145             54,811
   Other policy claims and benefits payable                257,880            265,702
   Policyholder dividends payable                            1,876              2,023
                                                      ----------------------------------
                                                         4,476,327          4,282,856
   Accrued expenses                                         96,099             92,783
   Current income taxes payable                                 --             80,306
   Other liabilities                                        99,120            106,220
   Due to Affiliates                                         3,842                 --
   Deferred gain on reinsurance ceded                      308,167            369,833
   Liabilities related to separate accounts              3,126,978          4,372,559
                                                      ----------------------------------
              TOTAL POLICY RESERVES AND LIABILITIES      8,110,533          9,304,557
                                                      ----------------------------------
 COMMITMENTS AND CONTINGENCIES (NOTE 14)                        --                 --
 SHAREHOLDER'S EQUITY:
   Common stock, $5 par value: authorized, issued
    and outstanding shares - 1,000,000                       5,000              5,000
   Additional paid-in capital                              516,570            516,570
   Retained earnings                                       211,459            170,811
   Accumulated other comprehensive income                  101,197             28,414
                                                      ----------------------------------
                         TOTAL SHAREHOLDER'S EQUITY        834,226            720,795
                                                      ----------------------------------
          TOTAL POLICY RESERVES AND LIABILITIES AND
                               SHAREHOLDER'S EQUITY     $8,944,759        $10,025,352
                                                      ----------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                              STATEMENTS OF INCOME

                                                            YEARS ENDED DECEMBER 31
                                                      ------------------------------------
                                                            2002         2001         2000
                                                      ------------------------------------
                                                                 (In thousands)
 REVENUES:
   Insurance operations:
   Traditional and pre-need life insurance premiums   $  504,230   $  497,053   $  492,288
   Interest sensitive and investment product policy
    charges                                                2,481       49,690      159,728
   Accident and health insurance premiums              1,179,653    1,000,935      952,228
                                                      ------------------------------------
                                                       1,686,364    1,547,678    1,604,244
   Net investment income                                 258,590      306,377      331,380
   Net realized losses on investments                    (45,801)     (34,437)     (21,629)
   Amortization of gain on reinsured business             61,666       52,179        5,000
   Other income                                           11,619       13,161        9,607
                                                      ------------------------------------
                                     TOTAL REVENUES    1,972,438    1,884,958    1,928,602
                                                      ------------------------------------
 BENEFITS AND EXPENSES:
   Benefits to policyholders:
   Traditional and pre-need life insurance               437,249      422,478      413,326
   Interest sensitive investment products                  3,955       39,701       89,062
   Accident and health claims                            863,561      773,926      750,048
                                                      ------------------------------------
                                                       1,304,765    1,236,105    1,252,436
   Policyholder dividends                                     22          966        2,685
   Amortization of deferred policy acquisition
    costs                                                 47,793       55,936       55,311
   Insurance commissions                                 166,393      141,623      131,772
   General and administrative expenses                   308,592      287,495      348,968
                                                      ------------------------------------
                        TOTAL BENEFITS AND EXPENSES    1,827,565    1,722,125    1,791,172
                                                      ------------------------------------
   Income before federal income taxes                    144,873      162,833      137,430
   Federal income taxes                                   44,225       55,474       44,820
                                                      ------------------------------------
                                         NET INCOME   $  100,648   $  107,359   $   92,610
                                                      ------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                                                            Accumulated
                                                                Additional                     Other
                                                       Common     Paid-in      Retained    Comprehensive
                                             Total     Stock      Capital      Earnings    (Loss) Income
                                           -------------------------------------------------------------
                                                                  (In thousands)
               BALANCE, DECEMBER 31, 1999  $1,000,291  $5,000    $645,757      $427,328       $(77,794)
 Comprehensive income:
   Net income                                  92,610     --           --        92,610             --
   Change in unrealized gain on
    investments, net                           55,941     --           --            --         55,941
   Change in unrealized loss due to
    foreign currency exchange                  (1,310)                                          (1,310)
                                           -------------------------------------------------------------
   Total comprehensive income                 148,551
   Dividend                                  (156,486)    --           --      (156,486)            --
                                           -------------------------------------------------------------
               BALANCE, DECEMBER 31, 2000  $  991,046  $5,000    $645,757      $363,452       $(23,163)
                                           -------------------------------------------------------------
 Comprehensive income:
   Net income                                 107,359     --           --       107,359             --
   Change in unrealized gain on
    investments, net                           53,062     --           --            --         53,062
   Change in unrealized loss due to
    foreign currency exchange                  (1,485)                                          (1,485)
   Total comprehensive income                 160,421
   Net deemed dividend to parent             (129,187)    --     (129,187)           --             --
   Dividend                                  (300,000)    --           --      (300,000)            --
                                           -------------------------------------------------------------
               BALANCE, DECEMBER 31, 2001  $  720,795  $5,000    $516,570      $170,811       $ 28,414
                                           -------------------------------------------------------------
 Comprehensive income:
   Net income                                 100,648     --           --       100,648             --
   Change in unrealized gain on
    investments, net                           74,696     --           --            --         74,696
   Change in unrealized loss due to
    foreign currency exchange                  (1,913)                                          (1,913)
   Total comprehensive income                 175,344     --           --            --             --
   Dividend                                   (60,000)    --           --       (60,000)            --
                                           -------------------------------------------------------------
               BALANCE, DECEMBER 31, 2002  $  834,226  $5,000    $516,570      $211,459       $101,197
                                           -------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                              YEARS ENDED DECEMBER 31
                                                      ---------------------------------------
                                                             2002          2001          2000
                                                      ---------------------------------------
                                                                  (In thousands)
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                         $   100,648   $   107,359   $    92,610
   Adjustments to reconcile net income to net cash
    provided by operating activities:
   Provision for depreciation and amortization of
    intangibles                                             2,654         2,769         6,628
   Amortization of gain on reinsured business             (61,666)      (52,179)       (5,000)
   Amortization of investment (discounts) premiums,
    net                                                       343        (8,065)        4,190
   Net realized losses on investments                      45,801        34,436        21,629
   Policy acquisition costs deferred                      (63,200)      (74,993)     (118,867)
   Amortization of deferred policy acquisition
    costs                                                  47,793        55,936        55,311
   Provision for deferred federal income taxes             23,897      (147,243)       (8,093)
   (Increase) decrease in income taxes recoverable        (86,520)      163,445       (13,963)
   Change in receivables, accrued investment
    income, unearned revenue, accrued expenses,
    other assets, due to and from affiliates and
    other liabilities                                     (14,175)       37,210       (51,691)
   Increase in future policy benefit reserves for
    traditional, interest sensitive and accident
    and health policies                                   206,106       121,712       165,148
   (Decrease) increase in other policy claims and
    benefits and policyholder dividends payable            (7,761)       13,360       (25,303)
   Other                                                   (3,979)       (1,947)          215
                                                      ---------------------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES       189,941       251,800       122,814
                                                      ---------------------------------------
 Cash flows from investing activities:
   Purchases of fixed maturity investments             (1,997,147)   (1,400,355)   (1,757,391)
   Sales and repayments of fixed maturity
    investments                                         1,806,737     1,729,692     1,992,838
   Purchase of short-term investments                  (1,042,551)   (1,378,825)     (565,146)
   Sales and repayments of short-term investments       1,018,878     1,291,366       518,870
   Purchases of other investments                         (80,010)     (222,285)     (363,978)
   Sales of other investments                             169,310       294,350       298,927
   Purchases of property and equipment                        (78)         (131)         (635)
   Sales and repayments of property and equipment               1        17,321            32
   Cash (paid) received pursuant to reinsurance
    agreement                                                  --       (27,176)       17,591
   Cash paid pursuant to reinsurance agreement             (6,697)     (162,003)           --
                                                      ---------------------------------------
           NET CASH (USED IN) PROVIDED BY INVESTING
                                         ACTIVITIES      (131,557)      141,954       141,109
                                                      ---------------------------------------
 Cash flows from financing activities:
   Activities related to investment products:
   Considerations received                                     --        43,713       226,139
   Surrenders and death benefits                               --       (79,329)     (448,349)
   Interest credited to policyholders                          --         7,174        32,886
   Dividend                                               (60,000)     (375,000)      (81,486)
   Change in foreign exchange rate                           (428)        4,308         1,337
                                                      ---------------------------------------
              NET CASH USED IN FINANCING ACTIVITIES       (60,428)     (399,134)     (269,473)
                                                      ---------------------------------------
   (Decrease) increase in cash and cash equivalents        (2,044)       (5,380)       (5,550)
   Cash and cash equivalents at beginning of year          11,704        17,084        22,634
                                                      ---------------------------------------
           CASH AND CASH EQUIVALENTS AT END OF YEAR   $     9,660   $    11,704   $    17,084
                                                      ---------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                          YEARS ENDED DECEMBER 31
                                                      --------------------------------
                                                         2002          2001       2000
                                                      --------------------------------
                                                               (In thousands)
 SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING
  ACTIVITIES:
   Assets and liabilities transferred in
    reinsurance transactions (Note 9): Cessations
    of FFG in 2001 and LTC in 2000:
   Non-cash assets (ceded) received:
   Compensation for ceded liabilities                 $    --   $  (500,000)  $     --
   Fixed maturities                                        --      (161,579)        --
   Other investments                                       --      (196,987)        --
   Capital gains on assets transferred                     --           582         --
   Other assets                                            --       (20,367)      (157)
   Deferred acquisition costs                              --      (441,555)   (20,829)
                                                      --------------------------------
             TOTAL VALUE OF ASSETS (CEDED) RECEIVED   $    --   $(1,319,906)  $(20,986)
                                                      --------------------------------
   Non-cash liabilities ceded (assumed):
   Ceding commission                                  $    --   $   500,000   $     --
   Future policy benefit reserves                          --     1,049,137     15,086
   Claim liabilities and dividends payable                 --        14,928          7
   Unearned premium reserves                               --           241      7,641
   Separate accounts seed money liability                  --       (21,387)        --
   Other liabilities                                       --         1,515       (320)
   Proceeds reallocation                                   --       198,750         --
                                                      --------------------------------
                  TOTAL LIABILITIES CEDED (ASSUMED)   $    --   $ 1,743,184   $ 22,414
                                                      --------------------------------
   Deemed dividend to parent                          $    --   $  (198,750)  $     --
   Deferred tax asset                                      --        69,563         --
                                                      --------------------------------
   Net deemed dividend to parent                      $    --   $  (129,187)  $     --
                                                      --------------------------------
   Assumptions of Protective DBD in 2002 and 2001:
   Non-cash assets assumed:
   Goodwill and intangibles                            (3,796)      143,204         --
   Other assets                                         1,435        20,890         --
   Federal income tax recoverable                      (2,044)       77,110         --
                                                      --------------------------------
                               TOTAL ASSETS ASSUMED   $(4,405)  $   241,204   $     --
                                                      --------------------------------
   Non-cash liabilities assumed
   Future policy benefit reserves                     $    --   $   (21,913)  $     --
   Unearned premium reserves                               --       (13,975)        --
   Claim liabilities and dividends payable                208       (15,068)        --
   Accrued expenses and other liabilities              (2,500)      (28,245)        --
                                                      --------------------------------
                          TOTAL LIABILITIES ASSUMED   $(2,292)  $   (79,201)  $     --
                                                      --------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Fortis Benefits Insurance Company (the Company) is an indirect wholly owned subsidiary of Fortis, Inc. (Fortis), which itself is an indirect, wholly owned subsidiary of Fortis (SA/NV) and Fortis N.V. The Company is incorporated in Minnesota and distributes its products in all states except New York. The Company's revenues are derived principally from group employee benefits products and from individual pre-need products.

Effective March 1, 2000, the Company sold through cessation long-term care insurance business to John Hancock Life Insurance Company on a 100% co-insurance basis. (See Note 9 "Reinsurance" for more information on this reinsurance transaction.)

Effective April 1, 2001, the Company sold through cessation certain individual life insurance policies and annuity contracts to Hartford Life Insurance and Annuity Company on a 100% co-insurance basis and it's Separate Accounts business on a 100% modified co-insurance basis. (See Note 9 "Reinsurance" for more information on this reinsurance transaction.)

Effective July 1, 2001, the Company completed a statutory merger in which Pierce National Life Insurance Company (PNL), a California insurance company, merged with and into the Company (the Merger). Immediately prior to the Merger, both the Company and PNL were indirect wholly owned subsidiaries of Fortis, Inc., a Nevada corporation and a holding company for certain insurance companies in the United States. The Merger was completed as part of an internal reorganization being effected by Fortis, Inc. with respect to certain of its life and health insurance companies. Prior period financial statements have been restated to reflect the merger.

On December 31, 2001, the Company purchased the Dental Benefits Division of Protective Life Corporation. The Purchase includes group dental, group life and group disability insurance products. The Company reinsured these insurance products on a 100% co-insurance basis and performs administration of such insurance products. (See Note 9 "Reinsurance" for more information on this reinsurance transaction.)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

In July 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 146 (SFAS 146), Accounting for Costs Associated with or Disposal Activities, which is effective for exit or disposal activities that are initiated after December 31, 2002. The Company currently is not engaging in any exit or disposal activities and does not believe the impact of this new pronouncement will be material.

In June 2001, the Financial Accounting Standards Board issued statement of Financial Accounting Standards (SFAS) 141, Business Combinations, and SFAS 142, Goodwill and Other Intangible Assets. SFAS 141 addresses financial accounting and reporting for business combinations and requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method. See Note 3 "Identifiable Intangibles".

SFAS 142 eliminates the amortization of goodwill and certain intangible assets that are deemed to have indefinite lives and requires such assets to be tested for impairment and to be written down to fair value, if necessary. In accordance with SFAS 142, the Company no longer amortizes goodwill but rather tests this intangible for impairment at least on an annual basis. Upon adoption of this standard in 2002, the Company reviewed its goodwill and determined that no impairment was necessary. The Company's goodwill arises predominately from the purchase of the Dental Benefits Division of Protective Life Corporation, see
Note 9 "Reinsurance".

Derivatives Implementation Group (DIG) Issue B36, Bifurcation of Embedded Credit Derivatives, will require companies to review their modified coinsurance agreements for embedded credit derivatives. The Company is reviewing this issue at the current time and does not believe it to have a material effect on its financial statements going forward.

INVESTMENTS

The Company's investment strategy is developed based on many factors including insurance liability matching, rate of return, maturity, credit risk, tax considerations and regulatory requirements.

All fixed maturity investments and all marketable equity securities are classified as available-for-sale and carried at fair value.

Changes in fair values of available for sale securities, after related deferred income taxes and after adjustment for the changes in the pattern of amortization of deferred policy acquisition costs and participating policyholder dividends, are reported directly in shareholder's equity as accumulated other comprehensive income and, accordingly, have no effect on net income. The unrealized appreciation or depreciation is net of deferred policy acquisition cost amortization and taxes that would have been required as a charge or credit to income had such unrealized amounts been realized.

Mortgage loans constitute first liens on commercial real estate and other income producing properties. The insurance statutes in Minnesota generally require that the initial principal loaned not exceed 80% of the appraised value of the property securing the loan. Mortgage loans on real estate are reported at amortized cost, less allowance for losses. The change in the allowance for losses is recorded with realized gains and losses on investments.

Policy loans are reported at their unpaid balance. Short-term investments are carried at cost, which approximates fair value.

Real estate and other investments consist principally of limited partnerships and are accounted for using the equity method of accounting.

Realized gains and losses on sales of investments, and declines in value judged to be other-than-temporary, are recognized on the specific identification basis. Investment income is recorded as earned.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, which vary with and are directly related to the production of new business, are deferred to the extent recoverable and amortized. For traditional and pre-need life insurance and long-term care products (included as accident and health products), such costs are amortized over the premium paying period. For interest sensitive and investment products, such costs are amortized in relation to expected future gross profits. Estimation of future gross profits requires significant management judgment and is reviewed periodically. As excess amounts of deferred costs over future premiums or gross profits are identified, such excess amounts are expensed.

PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost less accumulated depreciation. The Company provides for depreciation principally on the straight-line method over the estimated useful lives of the related property. Depreciation expense was $1,253, $1,243 and $4,831 for the years ended December 31, 2002, 2001 and 2000, respectively.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of Fortis, Inc. (Fortis). Income tax expense or credits are allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a Tax Allocation Agreement.

Deferred income taxes reflect the net tax effects of temporary differences between the basis of assets and liabilities for financial statement purposes and for income tax purposes.

GUARANTY FUND ASSESSMENTS

There are a number of insurance companies that are currently under regulatory supervision. This may result in future assessments to the Company by state guaranty fund associations to cover losses to policyholders of insolvent or rehabilitated companies. These assessments can be partially recovered through a reduction in future premium taxes in some states. The Company believes it has adequately provided for the impact of future assessments relating to current insolvencies.

SEPARATE ACCOUNTS

Effective April 1, 2001, the Company sold through cessation its separate accounts business to Hartford Life Insurance and Annuity Company on a 100% modified co-insurance basis. Reinsurance ceded would become a liability of the Company in the event the reinsurers are unable to meet the obligations assumed under the reinsurance agreement. (See Note 9 "Reinsurance" for more information on this reinsurance transaction.)

Revenues and expenses related to the separate account assets and liabilities are excluded from the amounts reported in the accompanying statements of income.

Assets and liabilities associated with the separate accounts relate to deposits and annuity considerations for variable life and variable annuity products for which the contract owner, rather than the Company, bears the investment risk. Separate account assets are reported at fair value and represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners.

The Company received mortality and expense risk fees from the separate accounts, deducted monthly cost of insurance charges, and received minimum death benefit guarantee fees along with issue and administrative fees from the variable life insurance separate accounts prior to the sale.

The Company made contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company made periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

REVENUE RECOGNITION AND FUTURE POLICY BENEFIT RESERVES

Premiums for traditional life insurance and pre-need life products are recognized as revenues when due over the premium-paying period. Reserves for future policy benefits are computed using the net level method and include investment yield, mortality, withdrawal, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible unfavorable deviations.

Revenues for interest sensitive and investment products consist of charges assessed against policy account balances during the period for the cost of insurance, policy administration, and surrender charges. Future policy benefit reserves are computed under the retrospective deposit method and consist of policy account balances before applicable surrender charges. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. Interest crediting rates for universal life and investment products ranged from 3% to 10% in 2002, 3% to 14% in 2001 and 4% to 15% in 2000.

A portion of the Company's pre-need life products provide an increasing future benefit tied typically to the U.S. Consumer Price Index or a targeted growth rate established at management's discretion. All pre-need life products that have death benefit increases made at management's discretion are accounted for as interest-sensitive life products.

Premiums for accident and health insurance products, including medical, long-and short-term disability and dental insurance products, are recognized as revenues ratably over the contract period in proportion to the risk insured. Reserves for future disability benefits are based on the 1987 Commissioners Group Disability Table. The valuation interest rate is the Single Premium Immediate Annuity valuation rate less 100 basis points. Claims in the first five years are modified based on the Company's actual experience.

  Other policy claims and benefits payable for reported and incurred but not reported claims and related claims adjustment expenses are determined using case-basis estimates and past experience. The methods of making such estimates and establishing the related liabilities are continually reviewed and updated. Any adjustments resulting there from are reflected in income currently.

  COMPREHENSIVE INCOME

Comprehensive income is comprised of net income and other comprehensive income which includes unrealized gains and losses adjusted for the impact of gains and losses realized during the current year on securities classified as available-for-sale, net of the effect on deferred policy acquisition costs, unrealized gains and losses on foreign currency exchange, and taxes.

CASH AND CASH EQUIVALENTS

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

RECLASSIFICATIONS

Certain amounts in the 2001 and 2000 financial statements have been reclassified to conform to the 2002 presentation.

INSURANCE RELATED ASSESSMENTS

The Company has received notification of the insolvency of various life and health insurance companies. It is expected that these insolvencies will result in guaranty fund assessments against the Company based on premiums already written. As a result, the Company has accrued guaranty fund liabilities of $5,200 and $3,900 at December 31, 2002 and December 31, 2001 respectively. These liabilities are generally paid within one to two years after a company has been declared insolvent.

The Company is also required to be a member of various state health insurance pools. It is expected that it will receive assessments from these pools based on premiums already written. As a result, the Company has accrued health insurance pool liabilities of $900 and $650 at December 31, 2002 and December 31, 2001 respectively. These liabilities are generally paid within one to two years after the premiums are written.

3. IDENTIFIABLE INTANGIBLES

The Company applied the provisions of SFAS 141 for the purchase of the Dental Benefits Division of Protective Life Corporation on December 31, 2001. The Company completed the final allocation of the purchase price and recorded $28,800 of other identifiable intangible assets as follows:

                                    Years Ended
                                    December 31
                                 -----------------
                                    2002      2001
                                 -----------------
Other                            $ 2,000   $    --
Current Groups in Force:
  Present Value of Customer
   Contracts and Relationships    26,800
                                 -----------------
Total                             28,800        --
  Less Accumulated Amortization    1,400        --
                                 -----------------
                NET INTANGIBLES  $27,400        --
                                 -----------------

Identifiable intangibles are amortized over 20 years using a straight line method. During 2002, $1,400 of amortization expense was recognized. Approximately, $1,400 of intangible assets amortization expense will be recognized each year over the next 19 years.

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

The following is a summary of the available-for-sale securities:

                                                                   Gross              Gross
                                              Amortized          Unrealized         Unrealized
                                                 Cost              Gains              Losses           Fair Value
                                              -------------------------------------------------------------------
AT DECEMBER 31, 2002:
  Fixed maturities:
    Governments                               $  188,467          $ 11,486           $    13           $  199,940
    Public utilities                             213,793            15,253             2,430              226,616
    Industrial and miscellaneous               1,954,189           133,903            20,544            2,067,549
    Other                                        528,221            22,365                 2              550,584
                                              -------------------------------------------------------------------
Total fixed maturities                         2,884,670           183,007            22,989            3,044,689
  Equity securities                              108,002             2,617             8,405              102,214
                                              -------------------------------------------------------------------
                                  TOTAL       $2,992,672          $185,624           $31,394           $3,146,903
                                              -------------------------------------------------------------------
AT DECEMBER 31, 2001:
  Fixed maturities:
    Governments                               $  216,644          $  3,554           $ 3,583           $  216,615
    Public utilities                             191,860             4,777             4,834              191,803
    Industrial and miscellaneous               2,048,100            69,239            34,104            2,083,235
    Other                                        287,554             6,701               466              293,789
                                              -------------------------------------------------------------------
Total fixed maturities                         2,744,158            84,271            42,987            2,785,442
  Equity securities                              114,049             6,012             4,713              115,348
                                              -------------------------------------------------------------------
                                  TOTAL       $2,858,207          $ 90,283           $47,700           $2,900,790
                                              -------------------------------------------------------------------

The amortized cost and fair value of available-for-sale investments in fixed maturities at December 31, 2002, by contractual maturity, are shown below.

                                                              Amortized
                                                                 Cost            Fair Value
                                                              -----------------------------
Due in one year or less                                       $   47,087         $   47,185
Due after one year through five years                            381,407            402,914
Due after five years through ten years                           858,016            906,034
Due after ten years                                            1,598,160          1,688,556
                                                              -----------------------------
                                                       TOTAL  $2,884,670         $3,044,689
                                                              -----------------------------

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

MORTGAGE LOANS

The Company has issued commercial mortgage loans on properties located throughout the United States. Approximately 37% and 36% of outstanding principal is concentrated in the states of New York, California and Florida, at December 31, 2002 and 2001, respectively. Loan commitments outstanding totaled $10,200 and $0 at December 31, 2002 and 2001, respectively.

INVESTMENTS ON DEPOSIT

The Company had fixed maturities carried at $47,125 and $64,176 at December 31, 2002 and 2001, respectively, on deposit with various governmental authorities as required by law.

NET UNREALIZED GAINS (LOSSES)

The adjusted net unrealized gains (losses) on investments recorded in accumulated other comprehensive income for the year ended December 31, are set forth below:

                                                                Before-Tax         Tax Benefit         Net-of-Tax
                                                                  Amount            (Expense)            Amount
                                                                -------------------------------------------------
December 31, 2002:
  Unrealized gains (losses) on investments:
    Unrealized gains (losses) on available-for-sale
     investments                                                 $160,604           $(55,542)           $105,062
    Reclassification for gains (losses) realized in net
     income                                                       (46,717)            16,351             (30,366)
    Unrealized loss due to foreign currency exchange               (1,913)                                (1,913)
                                                                -------------------------------------------------
                                 OTHER COMPREHENSIVE GAIN        $111,974           $(39,191)           $ 72,783
                                                                -------------------------------------------------
December 31, 2001:
  (Restated) Unrealized gains (losses) on investments:
    Unrealized gains (losses) on available-for-sale
     investments                                                 $125,473           $(43,904)           $ 81,569
    Increase in amortization of deferred policy
     acquisition costs                                             (1,752)               612              (1,140)
    Reclassification for gains (losses) realized in net
     income                                                       (42,061)            14,694             (27,367)
    Unrealized loss due to foreign currency exchange               (1,485)                                (1,485)
                                                                -------------------------------------------------
                                 OTHER COMPREHENSIVE GAIN        $ 80,175           $(28,598)           $ 51,577
                                                                -------------------------------------------------
December 31, 2000:
  Unrealized gains (losses) on investments:
    Unrealized gains (losses) on available-for-sale
     investments                                                 $118,869           $(41,145)           $ 77,724
    Increase in amortization of deferred policy
     acquisition costs                                             (2,314)               810              (1,504)
    Reclassification for gains (losses) realized in net
     income                                                       (31,198)            10,919             (20,279)
    Unrealized loss due to foreign currency exchange               (1,310)                                (1,310)
                                                                -------------------------------------------------
                                 OTHER COMPREHENSIVE GAIN        $ 84,047           $(29,416)           $ 54,631
                                                                -------------------------------------------------

NET INVESTMENT INCOME AND NET REALIZED (LOSSES) GAINS ON INVESTMENTS

Major categories of net investment income and realized (losses) gains on investments for each year were as follows:

                                                                     2002             2001             2000
                                                                 ------------------------------------------
NET INVESTMENT INCOME:
  Fixed maturities                                               $200,458         $217,535         $240,163
  Equity securities                                                10,364           16,967           15,842
  Mortgage loans on real estate                                    52,392           65,524           72,278
  Policy loans                                                        575            2,156            7,114
  Short-term investments                                              787              939              600
  Real estate and other investments                                 1,894            9,428            2,877
                                                                 ------------------------------------------
                                                                  266,470          312,549          338,874
  Expenses                                                         (7,880)          (6,172)          (7,494)
                                                                 ------------------------------------------
                                                                 $258,590         $306,377         $331,380
                                                                 ------------------------------------------
NET REALIZED (LOSSES) GAINS ON INVESTMENTS:
  Fixed maturities                                               $(50,698)        $(35,594)        $(35,889)
  Equity securities                                                 3,981           (6,467)           4,691
  Mortgage loans on real estate                                       917            7,810               --
  Short-term investments                                               --             (129)             120
  Real estate and other investments                                    (1)             (57)           9,449
                                                                 ------------------------------------------
                                                                 $(45,801)        $(34,437)        $(21,629)
                                                                 ------------------------------------------

Other than temporary impairments (OTTI) are included in realized gains and losses and consist of $39,249, $5,907 and $3,129 for fixed maturities and $6,560, $28,529 and $18,500 for equity equities in 2002, 2001 and 2000 respectively. OTTI write-downs are recorded at the end of each quarter based on the fair value of the security as of the reporting date.

Proceeds from sales of investments in fixed maturities were $1,772,351, $1,729,692 and $1,992,838 in 2002, 2001 and 2000, respectively. In fixed maturities there were gross gains of $58,295, $47,473 and $16,692 and gross losses of $108,993, $83,067 and $52,581 of which were realized on the sales in 2002, 2001 and 2000, respectively.

5. DEFERRED POLICY ACQUISITION COSTS

The changes in deferred policy acquisition costs by product were as follows:

                                                                     Interest Sensitive
                                             Traditional and           and Investment            Accident
                                              Pre-Need Life               Products              and Health           Total
                                             -------------------------------------------------------------------------------
Balance, December 31, 1999                      $107,679                 $ 366,724               $ 18,498          $ 492,901
Acquisition costs deferred                        20,866                    95,284                  2,983            119,133
Acquisition costs amortized                      (21,806)                  (32,854)               (21,481)           (76,141)
Foreign currency conversion                         (262)                       (4)                    --               (266)
Increased amortization of deferred
 acquisition costs from unrealized
 gains on available-for-sale
 securities                                           --                    (2,314)                    --             (2,314)
                                             -------------------------------------------------------------------------------
Balance, December 31, 2000                      $106,477                 $ 426,836               $     --          $ 533,313
Acquisition costs deferred                        52,413                    22,580                     --             74,993
Acquisition costs amortized                      (51,811)                 (445,681)                    --           (497,492)
Foreign currency conversion                         (615)                      (41)                    --               (656)
Increased amortization of deferred
 acquisition costs from unrealized
 gains on available-for-sale
 securities                                           --                    (1,752)                    --             (1,752)
                                             -------------------------------------------------------------------------------
Balance, December 31, 2001                       106,464                     1,942                     --            108,406
Acquisition costs deferred                        53,474                     9,260                    381             63,115
Acquisition costs amortized                      (45,870)                   (1,923)                    --            (47,793)
Foreign currency conversion                           61                        24                     --                 85
                                             -------------------------------------------------------------------------------
            BALANCE, DECEMBER 31, 2002          $114,129                 $   9,303               $    381          $ 123,813
                                             -------------------------------------------------------------------------------

Included in total policy acquisition costs amortized in 2001 are $441,555 of acquisition costs and $8,013 of present value of future profits resulting from the reinsurance cession agreement on certain individual life insurance policies and annuity contracts with Hartford Life Insurance Company, which became effective April 1, 2001. See Note 9 "Reinsurance" for more information on the reinsurance transaction.

6. PROPERTY AND EQUIPMENT

A summary of property and equipment at December 31 for each year follows:

                                                                       2002             2001
                                                                   -------------------------
Leasehold improvements                                             $  2,106         $  2,106
Furniture and equipment                                              38,670           49,878
                                                                   -------------------------
                                                                     40,776           51,984
Less accumulated depreciation                                       (36,980)         (47,012)
                                                                   -------------------------
                                  NET PROPERTY AND EQUIPMENT       $  3,796         $  4,972
                                                                   -------------------------

During 2001, land, building and furniture and equipment with book values of $1,900, $15,307, and $1,605, respectively, were sold to Hartford Life and Annuity Insurance Company for $20,791.

7. ACCIDENT AND HEALTH RESERVES

Activity for the liability for unpaid accident and health claims is summarized as follows:

                                                                          Years Ended December 31
                                                                --------------------------------------------
                                                                      2002             2001             2000
                                                                --------------------------------------------
Balance as of January 1, net of reinsurance recoverables        $1,247,580       $1,154,773       $1,140,084
  Add: Incurred losses related to:
    Current year                                                   873,404          822,695          753,173
    Prior years                                                     (9,843)         (36,591)         (25,859)
                                                                --------------------------------------------
                                    TOTAL INCURRED LOSSES          863,561          786,104          727,314
                                                                --------------------------------------------
  Deduct: Paid losses related to:
    Current year                                                   508,427          434,095          428,725
    Prior years                                                    302,984          259,202          283,900
                                                                --------------------------------------------
                                        TOTAL PAID LOSSES          811,411          693,297          712,625
                                                                --------------------------------------------
            BALANCE AS OF DECEMBER 31, NET OF REINSURANCE
                                             RECOVERABLES       $1,299,730       $1,247,580       $1,154,773
                                                                --------------------------------------------

The table above differs from the amounts reported on the balance sheet in the following respects: (1) the table above is presented net of ceded reinsurance and the accident and health reserves reported on the balance sheet are gross of ceded reinsurance; and (2) the table above includes accident and health benefits payable which are included with other policy claims and benefits payable reported on the balance sheet.

Included in incurred losses presented above related to 2001 is $12,178 of reserves assumed resulting from the Dental Benefits Division of Protective Life Corporation reinsurance agreement which became effective December 31, 2001. See
Note 9 "Reinsurance" for more information on this reinsurance transaction.

Excluded from incurred losses presented above related to 2000 is $22,734 of reserves ceded resulting from the long-term care reinsurance agreement with John Hancock Life Insurance Company, which became effective March 1, 2000. See
Note 9 "Reinsurance" for more information on this reinsurance transaction.

In 2002, 2001 and 2000 presented above, the accident and health insurance line of business experienced overall favorable development on claims reserves established as of the previous year end. The favorable development was a result of a reduction of loss reserves due to ongoing analysis of recent loss development trends.

The liability for unpaid accident and health claims includes $1,250,267, $1,109,112 and $1,042,180 of total disability income reserves as of December 31, 2002, 2001 and 2000 respectively, which were discounted for anticipated interest earnings using a rate which varies by incurral year.

8. FEDERAL INCOME TAXES

The significant components of the Company's deferred tax liabilities and assets as of December 31, 2002 and 2001 are as follows:

                                                                       2002           2001
                                                                   -----------------------
Deferred tax assets:
  Deferred gain on reinsurance                                     $107,859       $129,427
  Separate account assets/liabilities                                    --          8,418
  Reserves                                                           25,892         24,356
  Deferred policy acquisition costs                                  20,327         23,427
  Claims and benefits payable                                         7,936          7,706
  Accrued liabilities                                                10,870          8,229
  Capital loss Carryforward                                          12,011             --
  Unrealized losses                                                   3,686             --
  Investments                                                         3,560          4,515
  Other                                                               4,799          6,508
                                                                   -----------------------
                                   TOTAL DEFERRED TAX ASSETS        196,940        212,586
                                                                   -----------------------
Deferred tax liabilities:
  Unrealized gains                                                   56,384         16,523
  Fixed assets                                                        1,258          1,075
  Investments                                                         2,571          1,966
  Intangible Assets                                                  11,410             --
                                                                   -----------------------
                              TOTAL DEFERRED TAX LIABILITIES         71,623         19,564
                                                                   -----------------------
                                      NET DEFERRED TAX ASSET       $125,317       $193,022
                                                                   -----------------------

As of December 31, 2002, the Company had a balance of $12,145 in its Policyholder Surplus Account under the provisions of the Internal Revenue Code. This amount could become taxable to the extent that certain future events occur.

The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets, and, therefore, no such valuation allowance has been established.

The Company's tax expense (benefit) for the year ended December 31 is shown as follows:

                                                                      2002          2001          2000
                                                                   -----------------------------------
Current                                                            $20,805       $84,696       $52,981
Deferred                                                            23,420       (29,222)       (8,161)
                                                                   -----------------------------------
                                                                   $44,225       $55,474       $44,820
                                                                   -----------------------------------

Federal income tax payments and refunds resulted in net payments of $112,164, $8,684 and $67,384 in 2002, 2001 and 2000, respectively.
The Company's effective income tax rate varied from the statutory federal income tax rate as follows:

                                                                   2002       2001       2000
                                                                   --------------------------
Statutory income tax rate                                          35.0%      35.0%      35.0%
Other                                                              (4.5)      (0.9)      (2.1)
                                                                   --------------------------
                                                                   30.5%      34.1%      32.9%
                                                                   --------------------------

In 2002, the Company's effective tax rate varied from the statutory federal income tax rate primarily due to an IRS audit settlement adjustment.

At December 31, 2002, the Company has a capital loss carryforward of $33,485. All net operating loss and alternative minimum tax credit carryforwards have been fully utilized.

9. REINSURANCE

In the 1996, First Fortis Life Insurance Company (First Fortis), an affiliate, received approval from the New York State Insurance Department for a reinsurance agreement with the Company. The agreement, which became effective as of January 1, 1996, decreased First Fortis' long-term disability reinsurance retention from a $10 net monthly benefit to a $2 net monthly benefit for claims incurred on and after January 1, 1996. The Company has assumed $6,705, $6,622 and $6,884 of premium from First Fortis in 2002, 2001 and 2000, respectively. The Company has assumed $21,905 and $17,480 of reserves in 2002 and 2001, respectively, from First Fortis.

In the 1999, United Family Life Insurance Company (UFL), an affiliate, received approval from the state of Georgia for a reinsurance agreement with the Company. The agreement, which became effective October 1, 1999, provided for the cession of substantially all of UFL's pre-need life insurance business on a 100% co-insurance basis. The Company assumed approximately $690,806 of reserves and received approximately $654,924 of cash, investments (primarily fixed maturities and mortgages) and other assets as of October 1, 1999. The $35,882 ceding commission was capitalized as an acquisition cost. The Company has assumed premium from UFL of $25,048 in 2002 and $35,919 in 2001 and $63,069 in 2000. The
Company has assumed $665,081 and $696,961 of reserves in 2002 and 2001, respectively, from UFL.

In 2000, the Company entered into a reinsurance agreement with John Hancock Life Insurance Company (John Hancock) for the sale of the Long-Term Care (LTC) line of business. The sale of the LTC line of business was effective March 1, 2000. The Company recorded a gain on this transaction of $19,019. The gain has been deferred and is being amortized as the level of direct inforce LTC policies decreases over future years, not to exceed 30 years. The amount of gain amortized was $1,959, $2,581 and $3,100 in 2002, 2001 and 2000, respectively.
The Company ceded $81,712, $69,719 and $32,222 of premiums in 2002, 2001 and 2000, respectively. The Company ceded $133,173 and $62,637 of reserves to John Hancock in 2002 and 2001, respectively.

  In 2001, the Company entered into a reinsurance agreement with Hartford Life Insurance and Annuity Company (Hartford) for the sale (Sale) of its Fortis Financial Group division (the Division). The Division includes, among other blocks of business, certain individual life insurance policies and annuity contracts (collectively, the Insurance Contracts) written by the Company. Certain of the Insurance Contracts permit investment in, among other investment options, various series of the Fortis Series Fund.

  To effect the Sale as it relates to the Company, The Hartford reinsured the Insurance Contracts on a 100% coinsurance basis (or 100% modified coinsurance basis for the Separate Accounts block) and agreed to administer the Insurance Contracts going forward. The Company received in connection with the Sale aggregate cash consideration of approximately $500 million from The Hartford. The reinsurance transaction resulted in a gain of $396,102 which was deferred and is being amortized into income at the rate that earnings from the business sold would have expected to emerge. The amount of gain amortized in 2002 and 2001 was $58,227 and $47,928 respectively.

In 2001, the Company entered into a reinsurance agreement with Protective Life Corporation (Protective). The agreement, which became effective December 31, 2001, provided for the assumption of Protective's Dental Benefits Division on a 100% co-insurance basis. The Company assumed approximately $75,000 of reserves, $244,000 of assets including $147,000 of goodwill and intangibles, and paid cash of approximately $169,000. During 2002, the Company finalized its purchase price allocation and allocated $28,800 to intangible assets (see Note 3), net of deferred income taxes of $10,060.

The maximum amount that the Company retains on any one life is $800 of life insurance including accidental death. Amounts in excess of $800 are reinsured with other life insurance companies on a yearly renewable term basis.

                                                                       2002           2001          2000
                                                                   -------------------------------------
Life insurance                                                     $307,360       $435,917       $17,048
Accident and health insurance                                       101,426         76,132        48,427
                                                                   -------------------------------------
                                                                   $408,786       $512,049       $65,475
                                                                   -------------------------------------

Ceded reinsurance premiums for the year ended December 31 were as follows:

                                                                       2002           2001          2000
                                                                   -------------------------------------
Life insurance                                                     $ 56,229       $ 52,548       $ 6,686
Accident and health insurance                                        11,701          7,420         8,535
                                                                   -------------------------------------
                                                                   $ 67,930       $ 59,968       $15,221
                                                                   -------------------------------------

Recoveries under reinsurance contracts for the year ended December 31 were as follows:

Reinsurance ceded would become a liability of the Company in the event the reinsurers are unable to meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers.

10. DIVIDEND RESTRICTIONS

Dividend distributions to the parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made with in the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policy holders on December 31 of the next preceding year, or the net gain from operations. In 2002 the Company declared dividends of $60,000, all of which were ordinary. In 2001, the Company declared dividends of $300,000, all of which was extraordinary. Approval was sought and received from the Minnesota Department of Commerce for the distribution of the extraordinary dividends in 2001. The Company paid $375,000 during 2001, $75,000 of which was declared in 2000. The Company paid $60,000 during 2002.

11. REGULATORY ACCOUNTING REQUIREMENTS

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not employ any significant permitted practices.

In 1998, the NAIC adopted codified statutory accounting practices (Codification) effective January 1, 2001. Codification changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification required adoption by the various states before it became the prescribed statutory basis of accounting for insurance companies domesticated within those states. Minnesota adopted Codification effective January 1, 2001. The cumulative effect of all changes resulting from the Codification guidance was recorded as a direct adjustment to statutory surplus on January 1, 2001. The effect of the adoption was an increase to statutory surplus of $33,501 due primarily to deferred taxes.

Insurance enterprises are required by State Insurance Departments to adhere to minimum risk-based capital (RBC) requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Reconciliations of net income and shareholder's equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

                                                                Net Income               Shareholder's Equity
                                                      -------------------------------    --------------------
                                                          2002        2001       2000        2002        2001
                                                      -------------------------------------------------------
Based on statutory accounting practices               $111,378    $(48,149)   $99,806    $503,324    $485,031
Deferred policy acquisition costs                       15,321      19,057     63,821     123,814     108,406
Investment valuation differences                        (4,058)     (3,892)    (3,456)    150,916      49,062
Deferred and uncollected premiums                         (846)      2,684        449     (13,078)    (12,934)
Policy reserves                                         (4,628)     (2,744)   (13,383)     45,922      52,593
Commissions                                              1,755       6,722    (45,485)         --           5
Current income taxes payable                            (2,044)    (60,568)     2,616       1,384       1,384
Deferred income taxes                                  (23,420)     29,221      8,162      87,841     162,081
Realized gains on investments                           (1,794)      3,444     (4,958)         --          --
Realized gains (losses) transferred to the
 Interest Maintenance Reserve (IMR), net of tax         (8,201)      6,011    (17,376)         --          --
Amortization of IMR, net of tax                          2,260         672     (5,352)         --          --
Write-off of investment                                 (6,507)     (5,907)    (3,129)         --          --
Pension expense                                          5,447       3,745     (2,145)       (810)     (6,256)
Goodwill and intangibles                                (1,400)     (1,535)    (1,551)    188,605     174,492
Property and equipment                                      --      (1,255)        --       2,062       2,532
Interest maintenance reserve                                --          --         --       8,682      14,621
Asset valuation reserve                                     --          --         --      35,464      55,616
Ceded reinsurance agreement                              9,503       8,998         --    (308,167)   (361,513)
Assumed reinsurance agreement                            6,697     147,429         --          --          --
Other, net                                               1,185       3,426     14,591       8,267      (4,325)
                                                      -------------------------------------------------------
 BASED ON GENERALLY ACCEPTED ACCOUNTING PRINCIPLES    $100,648    $107,359    $92,610    $834,226    $720,795
                                                      -------------------------------------------------------

12. TRANSACTIONS WITH AFFILIATED COMPANIES

The Company receives various services from Fortis and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology and other administrative functions. The fees paid to Fortis, Inc. for these services for years ended December 31, 2002, 2001 and 2000, were $15,406, $9,332 and $11,174, respectively. Information technology expenses were $8,711, $10,436 and $47,123 for years ended December 31, 2002, 2001 and 2000, respectively.

In conjunction with the marketing of its fixed and variable annuity and variable life products, the Company paid $0, $19,313 and $93,107 in commissions to its affiliate, Fortis Investors, Inc., for the years ended December 31, 2002, 2001 and 2000, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on a separate company basis.

13. FAIR VALUE DISCLOSURES

VALUATION METHODS AND ASSUMPTIONS

The fair values for fixed maturity securities and equity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

Mortgage loans are reported at unpaid principal balance less allowances for possible losses. The fair values of mortgage loans are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amount of policy loans reported in the balance sheet approximates fair value. For short-term investments, the carrying amount is a reasonable estimate of fair value. The fair values for the Company's policy reserves under the investment products are determined using cash surrender value. Separate account assets and liabilities are reported at their estimated fair values in the balance sheet.

The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value represents fair value. For fair value of individual annuities is based primarily on surrender values. For those individual annuities that are not surrenderable, discounted future cash flows are used for calculating fair value.

Separate account assets and liabilities are reported at their estimated fair value in the balance sheet.

The fair values under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

                                                          December 31, 2002                 December 31, 2001
                                                     ---------------------------       ---------------------------
                                                      Carrying                          Carrying
                                                       Amount         Fair Value         Amount         Fair Value
                                                     -------------------------------------------------------------
ASSETS:
  Investments:
    Securities available-for-sale:
      Fixed maturities                               $3,044,689       $3,044,689       $2,785,442       $2,791,350
      Equity securities                                 102,214          102,214          115,348          115,348
  Mortgage loans on real estate                         578,517          656,268          655,211          690,026
  Policy loans                                           10,301           10,301            9,935            9,935
  Short-term investments                                282,383          282,383          258,790          258,790
  Assets held in separate accounts                    3,126,978        3,126,978        4,372,559        4,372,559
LIABILITIES:
  Individual and group annuities (subject to
   discretionary withdrawal)                            436,123          430,199          286,367          276,900
  Liabilities related to separate accounts            3,126,978        3,126,978        4,372,559        4,372,559

14. COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in a number of legal actions arising primarily from claims made under insurance policies. These actions have been considered in establishing policy benefit and loss reserves. Management and its legal counsel are of the opinion that the settlement of these actions will not have a material adverse effect on the Company's financial position or results of operations.

15. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Company is an indirect wholly-owned subsidiary of Fortis, which sponsors a defined benefit pension plan covering employees and certain agents who meet eligibility requirements as to age and length of service. The benefits are based on years of service and career compensation. Fortis Inc.'s funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to approximately $3,640, $4,114 and $2,097 for 2002, 2001 and 2000, respectively.

The Company participates in a contributory profit sharing plan, sponsored by Fortis, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was approximately $5,344, $5,216 and $4,573 for 2002, 2001 and 2000, respectively.

In addition to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by Fortis. Health care benefits, either through a Fortis sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993.

There were no net postretirement benefit costs allocated to the Company for the years ended December 31, 2002, 2001 and 2000. The Company made contributions to the postretirement benefit plans of approximately $2,275, $1,049 and $0 in 2002, 2001 and 2000, respectively, as claims were incurred. During 2002, 2001 and 2000 the Company incurred expenses related to retirement benefits of $1,223, $1,369 and $48, respectively.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

     (a) Resolution of the Board of Directors of Fortis Benefits Insurance Company ("Fortis") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriter and Servicing Agreement.(1)

     (d)  Form of Variable Life Insurance Policy.(2)

     (e)  Form of Application for Variable Life Insurance Policy.(2)

     (f)  Articles of Incorporation of Fortis3 and Bylaws of Fortis.(3)

     (g)  Form of Reinsurance Contract.(3)

     (h)  Form of Participation Agreement.(3)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Douglas R. Lowe, corporate counsel of Fortis Benefits Insurance Company.

     (l)  Not Applicable.

     (m)  Not Applicable.

     (n)  (1)  Consent of PricewaterhouseCoopers LLP, Independent Accountants.

          (2)  Consent of Deloitte & Touche LLP.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(3)

     (r)  Copy of Power of Attorney.

     (s)  Organizational Chart.(4)

--------
(1) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 33-65243 filed with the Commission on April 22, 2002.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-69327 filed with the Commission on April 1, 1999.

(3) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-79701 filed with the Commission on April 9, 2003.

Item 28.  Officers and Directors.

--------------------------- -------------------------------------------------------
NAME AND ADDRESS            POSITION AND OFFICES WITH DEPOSITOR
--------------------------- -------------------------------------------------------
Robert Brian Pollock (1)    President, and Chief Executive Officer
--------------------------- -------------------------------------------------------
Benjamin Cutler (1)         Executive Vice President
--------------------------- -------------------------------------------------------
Michael John Peninger (3)   Executive Vice President (President - Group Nonmedical)
--------------------------- -------------------------------------------------------
J. Kerry Clayton (1)        Chairman of the Board, Director
--------------------------- -------------------------------------------------------
Arie Aristide Fakkert (2)   Director
--------------------------- -------------------------------------------------------
A.W. Feagin (4)             Director
--------------------------- -------------------------------------------------------
Lesley Silvester (1)        Director
--------------------------- -------------------------------------------------------
Larry M. Cains (1)          Treasurer
--------------------------- -------------------------------------------------------

(1)  Address:  Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(2)  Address:  Fortis, Archmideslaan 6, 3500 GA Utrecht, The Netherlands.

(3)  Address:  2323 Grand Avenue, Kansas City, MO 64108.

(4)  Address:  10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 27, Exhibit  27(s).

Item 30:  Indemnification

          Fortis Benefit's By-Laws provide for indemnity and payment of expenses of Fortis Benefits's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Minnesota law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

          There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

          (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

          First Fortis Life Insurance Company - Separate Account A Fortis Benefits Insurance Company - Variable Account C
          Fortis Benefits Insurance Company - Variable Account D

          (b) Officers and Directors of Woodbury Financial Services, Inc.:

         NAME AND PRINCIPAL BUSINESS ADDRESS    TITLE
         -----------------------------------    -----
         Robert Kerzner**                       Director, Chief Executive Officer and President
         Richard Fergesen*                      Chief Financial Officer, Treasurer and Financial Principal
         Walter White*                          Director, Senior Vice President of Operations and
                                                Operations Principal
         Brian Murphy*                          Vice President
         Mark Cadalbert*                        Chief Compliance Officer
         Sarah Harding*                         Assistant Secretary

         -------
         *   Address: 500 Bielenberg Drive, Woodbury, MN 55125.
         **  200 Hopmeadow Street, Simsbury CT 06089

         (c)  None.

Item 32. Location of Accounts and Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Fortis Benefits Insurance Company:           576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:           500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company     500 Bielenberg Drive, Woodbury, MN 55125

Item 33. Management Services

         Effective April 1, 2001, Fortis contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Fortis.

Item 34.  Representation of Reasonableness of Fees

          Fortis hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Fortis.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 4th day of December, 2003.

FORTIS BENEFITS INSURANCE COMPANY
VARIABLE ACCOUNT C
(Registrant)

By: Robert B. Pollock                          *By: /s/ Marianne O'Doherty
    --------------------------------                ---------------------------
    Robert B. Pollock, President*                   Marianne O'Doherty
                                                    Attorney-In-Fact

FORTIS BENEFITS LIFE INSURANCE COMPANY
(Depositor)

By: Robert B. Pollock
    --------------------------------
    Robert B. Pollock, President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

J. Kerry Clayton
    Chairman of the Board*
Arie Aristide Fakkert
    Director*
Alan W. Feagin
    Director*                                   *By: /s/ Marianne O'Doherty
Robert Brian Pollock                                 --------------------------
    President and Director                               Marianne O'Doherty
    Chief Executive Officer*                             Attorney-in-Fact
Michael John Peninger
    Director*                                   Date: December 4, 2003
Larry M. Cains
    Treasurer, Principal Accounting
    Officer, and Principal Financial Officer*
Lesley Silvester
    Director*

333-69327

                                  EXHIBIT INDEX

27(k) Opinion and Consent of Douglas R. Lowe, corporate counsel of Fortis Benefits Insurance Company.

27(n)(1) Consent of PricewaterhouseCoopers LLP, Independent Accountants.

27(n)(2) Consent of Deloitte & Touche LLP.

27(r)    Copy of Power of Attorney.